UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund

Annual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Investment Changes/Performance, Schedules of Investments & Financial Statements
Treasury Fund	(Click Here)
Prime Fund	(Click Here)
Tax-Exempt Fund	(Click Here)
Notes to the Financial Statements	(Click Here)
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing at least 80% of its assets in municipal money market securities.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Treasury
Daily Money Class	.17%
Actual		$ 1,000.00	$ 1,000.10	$ .85**
HypotheticalA		$ 1,000.00	$ 1,024.28	$ .87**
Capital Reserves Class	.17%
Actual		$ 1,000.00	$ 1,000.10	$ .85**
HypotheticalA		$ 1,000.00	$ 1,024.28	$ .87**
Advisor B Class	.17%
Actual		$ 1,000.00	$ 1,000.10	$ .85**
HypotheticalA		$ 1,000.00	$ 1,024.28	$ .87**
Advisor C Class	.17%
Actual		$ 1,000.00	$ 1,000.10	$ .85**
HypotheticalA		$ 1,000.00	$ 1,024.28	$ .87**
Prime
Daily Money Class	.32%
Actual		$ 1,000.00	$ 1,000.10	$ 1.61**
HypotheticalA		$ 1,000.00	$ 1,023.53	$ 1.63**
Capital Reserves Class	.32%
Actual		$ 1,000.00	$ 1,000.10	$ 1.61**
HypotheticalA		$ 1,000.00	$ 1,023.53	$ 1.63**
Tax-Exempt
Daily Money Class	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .96**
HypotheticalA		$ 1,000.00	$ 1,024.18	$ .97**
Capital Reserves Class	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .96**
HypotheticalA		$ 1,000.00	$ 1,024.18	$ .97**
Fidelity Tax-Free Money Market Fund	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .96**
HypotheticalA		$ 1,000.00	$ 1,024.18	$ .97**

A 5% return per year before expenses

Annual Report

Shareholder Expense Example - continued

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by Fidelity Management & Research Company (FMR) or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Treasury
Daily Money Class	.73%
Actual		$ 3.66
HypotheticalA		$ 3.71
Capital Reserves Class	.97%
Actual		$ 4.87
HypotheticalA		$ 4.93
Advisor B Class	1.47%
Actual		$ 7.37
HypotheticalA		$ 7.46
Advisor C Class	1.47%
Actual		$ 7.37
HypotheticalA		$ 7.46
Prime
Daily Money Class	.70%
Actual		$ 3.51
HypotheticalA		$ 3.56
Capital Reserves Class	.95%
Actual		$ 4.77
HypotheticalA		$ 4.82
Tax-Exempt
Daily Money Class	.70%
Actual		$ 3.51
HypotheticalA		$ 3.56
Capital Reserves Class	.95%
Actual		$ 4.77
HypotheticalA		$ 4.82
Fidelity Tax-Free Money Market Fund	.45%
Actual		$ 2.26
HypotheticalA		$ 2.29

A 5% return per year before expenses

Annual Report

Treasury Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/12	% of fund's investments 4/30/12	% of fund's investments 10/31/11
1 - 7	69.1	67.6	74.5
8 - 30	3.2	0.9	4.6
31 - 60	0.0	0.9	0.2
61 - 90	4.3	3.8	3.3
91 - 180	10.6	16.4	3.2
> 180	12.8	10.4	14.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	10/31/12	4/30/12	10/31/11
Treasury Fund	50 Days	51 Days	49 Days
All Taxable Money Market Funds Average*	49 Days	45 Days	42 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/12	4/30/12	10/31/11
Treasury Fund	50 Days	51 Days	49 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of October 31, 2012	As of April 30, 2012
Treasury Debt 31.6%	Treasury Debt 33.3%
Repurchase Agreements 70.7%	Repurchase Agreements 69.2%
Net Other Assets (Liabilities)† (2.3)%	Net Other Assets (Liabilities)† (2.5)%

Annual Report

Current and Historical Seven-Day Yields

	10/31/12	7/31/12	4/30/12	1/31/12	11/1/11

Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Advisor B Class	0.01%	0.01%	0.01%	0.01%	0.01%

Advisor C Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2012, the most recent period shown in the table, would have been -0.52% for Daily Money Class, -0.77% for Capital Reserves Class, -1.26% for Advisor B Class, and -1.26% for Advisor C Class.

* Source: iMoneyNet, Inc.

† Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Treasury Fund

Investments October 31, 2012

Showing Percentage of Net Assets

Treasury Debt - 31.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 31.6%
U.S. Treasury Bills
1/3/13 to 5/2/13	0.14 to 0.16%	$ 203,000	$ 202,878
U.S. Treasury Notes
11/15/12 to 11/30/13	0.15 to 0.24	1,448,000	1,456,119
TOTAL TREASURY DEBT			1,658,997
Treasury Repurchase Agreement - 70.7%
	Maturity Amount (000s)
In a joint trading account at:
0.29% dated 10/31/12 due 11/1/12 (Collateralized by U.S. Treasury Obligations) #	$ 55,416	55,416
0.3% dated 10/31/12 due 11/1/12 (Collateralized by U.S. Treasury Obligations) #	2,666,873	2,666,851
With:
BNP Paribas Securities Corp. at 0.2%, dated:
10/1/12 due 11/1/12 (Collateralized by U.S. Treasury Obligations valued at $252,790,696, 4.38% - 6.38%, 2/15/26 - 5/15/41)	247,043	247,000
10/3/12 due 11/2/12 (Collateralized by U.S. Treasury Obligations valued at $126,910,743, 3.88% - 10.63%, 8/15/15 - 2/15/41)	124,021	124,000
10/22/12 due 11/7/12 (Collateralized by U.S. Treasury Obligations valued at $133,038,481, 4.75% - 8.13%, 8/15/19 - 2/15/37)	130,032	130,000
Credit Suisse Securities (USA) LLC at 0.25%, dated 10/31/12 due 11/7/12 (Collateralized by U.S. Treasury Obligations valued at $134,640,208, 0.63%, 2/28/13)	132,006	132,000
HSBC Securities, Inc. at 0.2%, dated 10/30/12 due 11/5/12 (Collateralized by U.S. Treasury Obligations valued at $32,962,598, 4.38% - 4.63%, 11/15/39 - 2/15/40)	32,001	32,000
Treasury Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at 0.2%, dated 10/2/12 due 11/1/12 (Collateralized by U.S. Treasury Obligations valued at $193,832,395, 0.38% - 3.5%, 6/15/15 - 2/15/18)	$ 190,032	$ 190,000
RBS Securities, Inc. at 0.19%, dated 10/12/12 due 11/7/12 (Collateralized by U.S. Treasury Obligations valued at $129,556,572, 0.75%, 10/31/17)	127,019	127,000
TOTAL TREASURY REPURCHASE AGREEMENT		3,704,267
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $5,363,264)		5,363,264
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(119,482)
NET ASSETS - 100%		$ 5,243,782
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$55,416,000 due 11/01/12 at 0.29%
BNP Paribas Securities Corp.	$ 20,087
Barclays Capital, Inc.	27,779
Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,550
$ 55,416
$2,666,851,000 due 11/01/12 at 0.30%
Barclays Capital, Inc.	$ 1,035,920
Merrill Lynch, Pierce, Fenner & Smith, Inc.	935,385
UBS Securities LLC	591,954
Wells Fargo Securities LLC	103,592
$ 2,666,851
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2012

Assets
Investment in securities, at value (including repurchase agreements of $3,704,267) - See accompanying schedule: Unaffiliated issuers (cost $5,363,264)		$ 5,363,264
Receivable for fund shares sold		60,269
Interest receivable		6,760
Total assets		5,430,293

Liabilities
Payable for investments purchased	$ 90,982
Payable for fund shares redeemed	94,751
Distributions payable	7
Accrued management fee	687
Other affiliated payables	35
Other payables and accrued expenses	49
Total liabilities		186,511

Net Assets		$ 5,243,782
Net Assets consist of:
Paid in capital		$ 5,243,751
Undistributed net investment income		31
Net Assets		$ 5,243,782

Daily Money Class: Net Asset Value, offering price and redemption price per share ($3,749,769 ÷ 3,749,349 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($1,364,918 ÷ 1,364,379 shares)		$ 1.00

Advisor B Class: Net Asset Value and offering price per share ($27,412 ÷ 27,412 shares)A		$ 1.00

Advisor C Class: Net Asset Value and offering price per share ($101,683 ÷ 101,675 shares)A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2012

Investment Income
Interest		$ 7,791

Expenses
Management fee	$ 13,312
Transfer agent fees	10,677
Distribution and service plan fees	17,885
Accounting fees and expenses	454
Custodian fees and expenses	43
Independent trustees' compensation	20
Registration fees	1,164
Audit	51
Legal	16
Miscellaneous	26
Total expenses before reductions	43,648
Expense reductions	(36,389)	7,259
Net investment income (loss)		532
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		91
Net increase in net assets resulting from operations		$ 623

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 532	$ 364
Net realized gain (loss)	91	4
Net increase in net assets resulting from operations	623	368
Distributions to shareholders from net investment income	(533)	(363)
Share transactions - net increase (decrease)	18,712	1,890,303
Total increase (decrease) in net assets	18,802	1,890,308

Net Assets
Beginning of period	5,224,980	3,334,672
End of period (including undistributed net investment income of $31 and distributions in excess of net investment income of $26, respectively)	$ 5,243,782	$ 5,224,980

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	- C	.018
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	- C	.018
Distributions from net investment income	- C	- C	- C	- C	(.018)
Distributions from net realized gain	-	-	- C	-	-
Total distributions	- C	- C	- C	- C	(.018)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.02%	1.82%
Ratios to Average Net Assets B
Expenses before reductions	.73%	.73%	.72%	.75%	.73%
Expenses net of fee waivers, if any	.14%	.13%	.22%	.48%	.65%
Expenses net of all reductions	.14%	.13%	.22%	.48%	.65%
Net investment income (loss)	.01%	.01%	.01%	.02%	1.64%
Supplemental Data
Net assets, end of period (in millions)	$ 3,750	$ 3,760	$ 2,056	$ 2,648	$ 4,129

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	- C	.016
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	- C	.016
Distributions from net investment income	- C	- C	- C	- C	(.016)
Distributions from net realized gain	-	-	- C	-	-
Total distributions	- C	- C	- C	- C	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.02%	1.56%
Ratios to Average Net Assets B
Expenses before reductions	.98%	.98%	.97%	1.00%	.98%
Expenses net of fee waivers, if any	.14%	.14%	.22%	.48%	.87%
Expenses net of all reductions	.14%	.14%	.22%	.48%	.87%
Net investment income (loss)	.01%	.01%	.01%	.02%	1.42%
Supplemental Data
Net assets, end of period (in millions)	$ 1,365	$ 1,300	$ 1,126	$ 1,671	$ 3,063

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor B Class

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.011
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	- D	.011
Distributions from net investment income	- D	- D	- D	- D	(.011)
Distributions from net realized gain	-	-	- D	-	-
Total distributions	- D	- D	- D	- D	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	.01%	.01%	.01%	.02%	1.13%
Ratios to Average Net Assets C
Expenses before reductions	1.49%	1.49%	1.48%	1.50%	1.49%
Expenses net of fee waivers, if any	.13%	.14%	.22%	.47%	1.29%
Expenses net of all reductions	.13%	.14%	.22%	.47%	1.29%
Net investment income (loss)	.01%	.01%	.01%	.02%	.99%
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 38	$ 47	$ 70	$ 96

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor C Class

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.011
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	- D	.011
Distributions from net investment income	- D	- D	- D	- D	(.011)
Distributions from net realized gain	-	-	- D	-	-
Total distributions	- D	- D	- D	- D	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	.01%	.01%	.01%	.02%	1.13%
Ratios to Average Net Assets C
Expenses before reductions	1.49%	1.48%	1.48%	1.50%	1.48%
Expenses net of fee waivers, if any	.14%	.14%	.22%	.48%	1.28%
Expenses net of all reductions	.14%	.14%	.22%	.48%	1.28%
Net investment income (loss)	.01%	.01%	.01%	.01%	1.01%
Supplemental Data
Net assets, end of period (in millions)	$ 102	$ 126	$ 105	$ 138	$ 261

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/12	% of fund's investments 4/30/12	% of fund's investments 10/31/11
1 - 7	41.4	29.8	32.1
8 - 30	11.7	22.6	24.1
31 - 60	6.8	12.8	11.4
61 - 90	14.1	21.1	16.9
91 - 180	18.7	9.6	11.8
> 180	7.3	4.1	3.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	10/31/12	4/30/12	10/31/11
Prime Fund	57 Days	48 Days	47 Days
All Taxable Money Market Funds Average*	49 Days	45 Days	42 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/12	4/30/12	10/31/11
Prime Fund	84 Days	85 Days	90 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of October 31, 2012 A		As of April 30, 2012 B
	Certificates of Deposit 36.5%		Certificates of Deposit 40.8%
	Commercial Paper 14.8%		Commercial Paper 19.4%
	Variable Rate Demand Notes (VRDNs) 1.9%		Variable Rate Demand Notes (VRDNs) 3.6%
	Other Notes 3.3%		Other Notes 5.4%
	Treasury Debt 10.0%		Treasury Debt 6.9%
	Government Agency Debt** 3.1%		Government Agency Debt** 4.9%
	Insurance CompanyFunding Agreements 0.1%		Insurance Company Funding Agreements 0.2%
	Other Instruments 0.0%		Other Instruments*** 0.0%
	Repurchase Agreements 33.3%		Repurchase Agreements 18.9%
	Net Other Assets (Liabilities)† (3.0)%		Net Other Assets (Liabilities)† (0.1)%
A Foreign investments	46.6%	B Foreign investments	57.9%

Current and Historical Seven-Day Yields

	10/31/12	7/31/12	4/30/12	1/31/12	11/1/11

Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2012, the most recent period shown in the table, would have been -0.41% for Daily Money Class and -0.65% for Capital Reserves Class.

* Source: iMoneyNet, Inc.

** Includes Federal Financing Supported Student Loan Short-Term Notes.

*** Amount represents less than 0.1%.

† Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Prime Fund

Investments October 31, 2012

Showing Percentage of Net Assets

Certificate of Deposit - 36.5%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.7%
Branch Banking & Trust Co.
11/1/12 to 5/1/13	0.32 to 0.42%	$ 155,000	$ 155,000
State Street Bank & Trust Co., Boston
12/14/12 to 1/17/13	0.20 to 0.22	149,000	149,000
			304,000
London Branch, Eurodollar, Foreign Banks - 5.9%
Australia & New Zealand Banking Group Ltd.
12/5/12 to 12/14/12	0.40 to 0.41	73,000	73,001
Commonwealth Bank of Australia
1/24/13	0.24	39,000	39,000
DNB Bank ASA
1/22/13	0.30	60,000	60,000
HSBC Bank PLC
12/28/12 to 4/12/13	0.30 to 0.42	97,000	97,000
Mizuho Corporate Bank Ltd.
1/9/13	0.35	27,000	27,000
National Australia Bank Ltd.
11/29/12 to 4/29/13	0.26 to 0.42 (d)	723,000	723,000
			1,019,001
New York Branch, Yankee Dollar, Foreign Banks - 28.9%
Bank of Montreal Chicago CD Program
11/2/12 to 9/6/13	0.24 to 0.44 (d)	480,350	480,361
Bank of Nova Scotia
11/9/12 to 9/12/13	0.30 to 0.69 (d)	176,000	176,001
Bank of Tokyo-Mitsubishi UFJ Ltd.
11/7/12 to 4/10/13	0.41 to 0.50 (d)	615,000	614,999
Canadian Imperial Bank of Commerce
4/3/13 to 9/17/13	0.29 to 0.42 (d)	236,000	236,000
DnB NOR Bank ASA
1/14/13 to 2/12/13	0.25 to 0.30	60,000	60,000
Mitsubishi UFJ Trust & Banking Corp.
2/21/13 to 5/2/13	0.40 to 0.55	240,000	240,000
Mizuho Corporate Bank Ltd.
12/6/12 to 2/13/13	0.32 to 0.41	492,000	492,015
National Bank of Canada
2/4/13 to 4/19/13	0.34 to 0.54 (d)	155,000	155,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Nordea Bank Finland PLC
2/20/13	0.27%	$ 89,000	$ 89,000
Rabobank Nederland New York Branch
11/2/12	0.25	32,200	32,200
Royal Bank of Canada
2/11/13 to 9/1/13	0.51 to 0.74 (d)	204,000	204,000
Skandinaviska Enskilda Banken
11/8/12 to 1/22/13	0.26 to 0.36	178,000	178,000
Societe Generale
11/1/12 to 12/3/12	0.30 to 0.40	468,000	468,000
Sumitomo Mitsui Banking Corp.
11/6/12 to 4/9/13	0.25 to 0.42 (d)	871,000	871,005
Sumitomo Trust & Banking Co. Ltd.
11/5/12 to 1/31/13	0.30 to 0.42	394,000	394,000
Svenska Handelsbanken, Inc.
12/27/12 to 1/24/13	0.25 to 0.27	128,000	128,001
Toronto-Dominion Bank
11/7/12 to 3/28/13	0.30 to 0.44 (d)	189,000	189,000
Westpac Banking Corp.
1/29/13	0.23	30,000	30,000
			5,037,582
TOTAL CERTIFICATE OF DEPOSIT			6,360,583
Financial Company Commercial Paper - 12.1%

Barclays Bank PLC/Barclays U.S. CCP Funding LLC
1/4/13	0.35	18,000	17,989
Commonwealth Bank of Australia
11/26/12 to 2/4/13	0.26 to 0.40 (d)	211,000	210,974
Credit Suisse New York Branch
12/27/12 to 2/19/13	0.27	204,000	203,867
DNB Bank ASA
1/7/13 to 2/7/13	0.25 to 0.30	157,000	156,901
General Electric Capital Corp.
1/9/13	0.40	45,000	44,966
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
JPMorgan Chase & Co.
11/1/12 to 4/26/13	0.26 to 0.33% (d)	$ 487,000	$ 486,990
PNC Bank NA
2/15/13	0.39	39,000	38,955
Skandinaviska Enskilda Banken AB
11/28/12 to 2/1/13	0.26 to 0.37	51,000	50,979
Svenska Handelsbanken, Inc.
12/28/12 to 2/12/13	0.25 to 0.27	225,000	224,864
Swedbank AB
12/6/12 to 12/13/12	0.25 to 0.32	112,000	111,965
Toyota Motor Credit Corp.
3/1/13 to 3/8/13	0.31 to 0.32	48,000	47,948
UBS Finance, Inc.
11/5/12 to 4/25/13	0.31 to 0.45	303,000	302,612
Westpac Banking Corp.
12/17/12 to 12/21/12	0.40	202,000	201,891
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			2,100,901
Asset Backed Commercial Paper - 2.7%

Liberty Street Funding LLC (Bank of Nova Scotia Guaranteed)
11/28/12	0.23	15,000	14,997
Market Street Funding LLC (Liquidity Facility PNC Bank NA)

11/2/12	0.35	71,000	70,999
11/5/12	0.35	100,000	99,996
11/6/12	0.35	185,000	184,991
11/8/12	0.35	100,000	99,993
TOTAL ASSET BACKED COMMERCIAL PAPER			470,976
Treasury Debt - 10.0%

U.S. Treasury Obligations - 10.0%
U.S. Treasury Bills
1/3/13 to 8/22/13	0.15 to 0.20	536,400	535,966
U.S. Treasury Notes
11/15/12 to 8/31/13	0.15 to 0.24	1,188,720	1,195,409
TOTAL TREASURY DEBT			1,731,375
Other Note - 3.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
Medium-Term Notes - 3.3%
Royal Bank of Canada
9/1/13 to 9/13/13	0.46 to 0.69% (b)(d)	$ 400,000	$ 400,000
9/6/13	0.49 (d)	176,000	175,970
TOTAL OTHER NOTE			575,970
Variable Rate Demand Note - 1.9%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
11/7/12	0.21 (d)	33,000	33,000
Illinois - 0.4%
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.), LOC JPMorgan Chase Bank, VRDN
11/7/12	0.26 (d)(e)	20,000	20,000
Illinois Fin. Auth. Rev. (Rehabilitation Institute of Chicago Proj.) Series 2009 B, LOC JPMorgan Chase Bank, VRDN
11/7/12	0.20 (d)	16,000	16,000
Illinois Fin. Auth. Rev. Series 2009 A, LOC JPMorgan Chase Bank, VRDN
11/7/12	0.20 (d)	9,000	9,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, LOC Freddie Mac, VRDN
11/7/12	0.22 (d)	19,500	19,500
			64,500
Indiana - 0.3%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, LOC JPMorgan Chase Bank, VRDN
11/7/12	0.23 (d)	29,325	29,325
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, LOC Mizuho Corporate Bank Ltd., VRDN
11/7/12	0.23 (d)	25,425	25,425
			54,750
Michigan - 0.0%
Grand Valley Michigan State Univ. Rev. Series 2008 B, LOC U.S. Bank NA, Cincinnati, VRDN
11/7/12	0.18 (d)	6,500	6,500
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Minnesota - 0.1%
Minnesota Office of Higher Ed. Series 2011 B, LOC State Street Bank & Trust Co., Boston, VRDN
11/7/12	0.22% (d)(e)	$ 16,000	$ 16,000
New York - 0.6%
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2002 A, LOC Fannie Mae, VRDN
11/7/12	0.23 (d)(e)	12,500	12,500
New York Hsg. Fin. Agcy. Rev. (750 Sixth Avenue Hsg. Proj.) Series 1999 A, LOC Fannie Mae, VRDN
11/7/12	0.20 (d)(e)	21,000	21,000
New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2006 A, LOC Freddie Mac, VRDN
11/7/12	0.20 (d)(e)	13,000	13,000
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2006 A, LOC Freddie Mac, VRDN
11/7/12	0.20 (d)(e)	14,500	14,500
New York Hsg. Fin. Agcy. Rev. (Theatre Row Tower Hsg. Proj.) Series 2000 A, LOC Freddie Mac, VRDN
11/7/12	0.20 (d)(e)	50,000	50,000
			111,000
Pennsylvania - 0.1%
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, LOC Fannie Mae, VRDN
11/7/12	0.21 (d)	10,725	10,725
Philadelphia Arpt. Rev. Series 2005 C1, LOC TD Banknorth, NA, VRDN
11/7/12	0.20 (d)(e)	6,500	6,500
			17,225
Tennessee - 0.1%
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, LOC Freddie Mac, VRDN
11/7/12	0.21 (d)	18,170	18,170
Texas - 0.1%
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, (Liquidity Facility JPMorgan Chase Bank)
11/7/12	0.22 (d)(f)	13,055	13,055
TOTAL VARIABLE RATE DEMAND NOTE			334,200
Government Agency Debt - 3.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Agencies - 2.8%
Fannie Mae
2/21/13 to 9/11/14	0.16 to 0.20% (d)	$ 207,031	$ 207,208
Federal Home Loan Bank
11/28/12 to 9/19/13	0.16 to 0.22	262,000	261,984
Freddie Mac
3/11/13	0.16	19,000	18,989
			488,181
Other Government Related - 0.3%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
1/15/13	0.18 (c)	45,116	45,100
TOTAL GOVERNMENT AGENCY DEBT			533,281
Insurance Company Funding Agreement - 0.1%

Medium-Term Notes - 0.1%
Metropolitan Life Insurance Co.
1/29/13	0.53 (d)(g)	24,000	24,000
Government Agency Repurchase Agreement - 30.6%
	Maturity Amount (000s)
In a joint trading account at:
0.27% dated 10/31/12 due 11/1/12 (Collateralized by U.S. Government Obligations) #	$ 49,260	49,260
0.32% dated 10/31/12 due 11/1/12 (Collateralized by U.S. Government Obligations) #	4,206,309	4,206,272
With:
Barclays Capital, Inc. at:
0.19%, dated 10/23/12 due 11/1/12 (Collateralized by U.S. Government Obligations valued at $54,062,568, 3.5% - 4%, 3/1/42 - 7/1/42)	53,003	53,000
0.25%, dated 10/30/12 due 11/6/12 (Collateralized by U.S. Government Obligations valued at $54,060,751, 2.5% - 8%, 6/1/18 - 9/1/42)	53,003	53,000
0.35%, dated 10/31/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $27,540,268, 3.5% - 4%, 10/1/42)	27,002	27,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
BNP Paribas Securities Corp. at 0.25%, dated:
10/16/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $49,985,554, 2.39% - 6.5%, 6/1/18 - 8/1/42)	$ 49,012	$ 49,000
10/26/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $27,541,148, 2.16% - 6.5%, 2/1/19 - 10/1/41)	27,008	27,000
Citibank NA at 0.24%, dated 10/30/12 due 11/5/12 (Collateralized by U.S. Government Obligations valued at $82,621,102, 2.38% - 5%, 1/1/26 - 9/20/42)	81,003	81,000
Credit Suisse Securities (USA) LLC at:
0.22%, dated 10/26/12 due 11/2/12 (Collateralized by U.S. Government Obligations valued at $13,263,143, 0%, 12/31/12)	13,001	13,000
0.24%, dated 10/25/12 due 11/1/12 (Collateralized by U.S. Government Obligations valued at $13,262,669, 0%, 12/31/12 - 4/23/13)	13,001	13,000
0.25%, dated 10/4/12 due 1/4/13 (Collateralized by U.S. Government Obligations valued at $164,252,070, 3% - 3.5%, 10/20/42)	161,103	161,000
0.26%, dated 10/4/12 due 1/11/13 (Collateralized by U.S. Government Obligations valued at $164,256,244, 3.5%, 10/20/42)	161,115	161,000
Deutsche Bank Securities, Inc. at 0.21%, dated 10/26/12 due 11/2/12 (Collateralized by U.S. Government Obligations valued at $27,619,930, 2.5%, 10/1/27)	27,001	27,000
Goldman Sachs & Co. at 0.25%, dated 10/29/12 due 11/5/12 (Collateralized by U.S. Government Obligations valued at $54,061,126, 3% - 4%, 3/1/41 - 10/1/42)	53,003	53,000
ING Financial Markets LLC at:
0.22%, dated:
10/22/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $27,541,556, 2.43% - 5%, 6/1/26 - 6/1/42)	27,005	27,000
10/29/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $42,230,573, 4%, 8/15/41 - 9/25/41)	41,008	41,000
0.23%, dated:
10/9/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $5,101,256, 2.38% - 5%, 6/1/26 - 6/1/42)	5,001	5,000
10/31/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $28,560,245, 2.31% - 2.63%, 2/1/31 - 11/1/40)	28,006	28,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.22%, dated 10/22/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $27,541,683, 4%, 6/1/42)	$ 27,005	$ 27,000
0.23%, dated 10/4/12 due 11/5/12 (Collateralized by U.S. Government Obligations valued at $28,565,109, 4%, 6/1/42)	28,006	28,000
RBC Capital Markets Corp. at:
0.23%, dated:
10/15/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $27,667,567, 3.5% - 3.85%, 12/1/40 - 6/1/42)	27,005	27,000
10/19/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $56,279,837, 2.24% - 5%, 4/1/36 - 2/1/42)	55,010	55,000
0.25%, dated 10/24/12 due 11/7/12 (Collateralized by U.S. Government Obligations valued at $27,585,469, 4% - 4.5%, 11/1/40 - 3/25/42)	27,017	27,000
UBS Securities LLC at 0.21%, dated 10/26/12 due 11/2/12 (Collateralized by U.S. Government Obligations valued at $81,848,384, 2.5% - 3.5%, 8/1/27 - 7/1/42)	80,003	80,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		5,318,532
Other Repurchase Agreement - 2.7%

Other Repurchase Agreement - 2.7%
With:
Credit Suisse Securities (USA) LLC at:
0.28%, dated 10/30/12 due 11/5/12 (Collateralized by U.S. Government Obligations valued at $30,901,062, 0.51% - 5.94%, 2/25/40 - 11/25/42)	30,001	30,000
0.3%, dated 10/31/12 due 11/1/12 (Collateralized by Equity Securities valued at $98,283,623)	91,001	91,000
0.32%, dated 10/26/12 due 11/2/12 (Collateralized by Equity Securities valued at $38,883,185)	36,002	36,000
0.47%, dated 10/31/12 due 11/1/12 (Collateralized by Corporate Obligations valued at $7,564,636, 8.25%, 10/1/20)	7,000	7,000
0.52%, dated 10/16/12 due 1/15/13 (Collateralized by Equity Securities valued at $52,933,750)	49,064	49,000
0.72%, dated 10/30/12 due 2/1/13 (Collateralized by Equity Securities valued at $12,961,568)	12,023	12,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Credit Suisse Securities (USA) LLC at: - continued
0.78%, dated:
10/15/12 due 1/14/13 (Collateralized by Corporate Obligations valued at $33,486,089, 0.44% - 6%, 11/26/12 - 6/25/47)	$ 31,061	$ 31,000
10/16/12 due 1/17/13 (Collateralized by Mortgage Loan Obligations valued at $56,448,958, 0.33% - 7.27%, 11/26/12 - 12/12/49)	46,093	46,000
10/22/12 due 1/24/13 (Collateralized by Mortgage Loan Obligations valued at $16,195,989, 0.56% - 5.98%, 11/26/12 - 8/12/45)	15,031	15,000
10/24/12 due 1/23/13 (Collateralized by Mortgage Loan Obligations valued at $17,005,795, 0.34% - 6.5%, 11/26/12 - 4/15/49)	15,030	15,000
0.8%, dated:
10/1/12 due 1/2/13 (Collateralized by Mortgage Loan Obligations valued at $16,205,460, 0.31% - 7.27%, 11/26/12 - 6/25/47)	15,031	15,000
10/9/12 due 1/7/13 (Collateralized by Mortgage Loan Obligations valued at $34,383,130, 0.36% - 6%, 11/26/12 - 10/25/37)	31,062	31,000
0.89%, dated:
8/8/12 due 11/6/12 (Collateralized by Mortgage Loan Obligations valued at $16,233,994, 0.72% - 1.45%, 6/27/37 - 10/25/37)	15,033	15,000
8/20/12 due 11/19/12 (Collateralized by Corporate Obligations valued at $20,617,546, 0.4% - 6%, 11/26/12 - 7/10/46)	15,034	15,000
RBC Capital Markets Co. at:
0.32%, dated 10/30/12 due 11/5/12 (Collateralized by U.S. Government Obligations valued at $13,399,543, 6.23% - 6.29%, 1/15/42 - 4/25/42)	13,001	13,000
0.43%, dated 10/5/12 due 11/7/12 (Collateralized by Mortgage Loan Obligations valued at $17,278,655, 0.52% - 6%, 2/20/35 - 6/25/47)	16,009	16,000
0.45%, dated 10/30/12 due 11/5/12 (Collateralized by Corporate Obligations valued at $10,501,346, 1.5% - 1.75%, 3/15/28 - 12/15/37)	10,001	10,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at: - continued
0.54%, dated:
9/10/12 due 11/7/12 (Collateralized by Corporate Obligations valued at $17,039,626, 0% - 1.18%, 6/15/17 - 6/25/46)	$ 16,022	$ 16,000
9/10/12 due 11/7/12 (Collateralized by Corporate Obligations valued at $6,485,055, 3.95% - 10.5%, 2/15/15 - 10/13/59)	6,008	6,000
TOTAL OTHER REPURCHASE AGREEMENT		469,000
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $17,918,818)		17,918,818
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(513,774)
NET ASSETS - 100%		$ 17,405,044
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $400,000,000 or 2.3% of net assets.

(c) The Federal Financing Bank (FFB), an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury, has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $45,100,000, or 0.3% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.53%, 1/29/13	7/18/12	$ 24,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$49,260,000 due 11/01/12 at 0.27%
Credit Agricole CIB New York Branch	$ 19,512
Credit Suisse Securities (USA) LLC	20,103
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,973
Societe Generale	3,288
UBS Securities LLC	4,384
$ 49,260
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$4,206,272,000 due 11/01/12 at 0.32%
BNP Paribas Securities Corp.	$ 131,408
Bank of America NA	899,196
Barclays Capital, Inc.	38,447
Citibank NA	227,812
Credit Agricole CIB New York Branch	104,438
Credit Suisse Securities (USA) LLC	431,555
Deutsche Bank Securities, Inc.	57,383
HSBC Securities (USA), Inc.	401,683
ING Financial Markets LLC	94,683
J.P. Morgan Securities, Inc.	172,150
Merrill Lynch, Pierce, Fenner & Smith, Inc.	256,447
Morgan Stanley & Co., Inc.	154,935
RBC Capital Markets Corp.	130,834
RBS Securities, Inc.	557,290
Societe Generale	71,729
Wells Fargo Securities LLC	476,282
$ 4,206,272
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2012

Assets
Investment in securities, at value (including repurchase agreements of $5,787,532) - See accompanying schedule: Unaffiliated issuers (cost $17,918,818)		$ 17,918,818
Receivable for fund shares sold		167,137
Interest receivable		9,260
Receivable from investment adviser for expense reductions		341
Other receivables		298
Total assets		18,095,854

Liabilities
Payable for investments purchased	$ 468,255
Payable for fund shares redeemed	217,621
Distributions payable	18
Accrued management fee	3,655
Other affiliated payables	861
Other payables and accrued expenses	400
Total liabilities		690,810

Net Assets		$ 17,405,044
Net Assets consist of:
Paid in capital		$ 17,405,234
Distributions in excess of net investment income		(300)
Accumulated undistributed net realized gain (loss) on investments		110
Net Assets		$ 17,405,044

Daily Money Class: Net Asset Value, offering price and redemption price per share ($8,083,262 ÷ 8,081,696 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($9,321,782 ÷ 9,319,546 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2012

Investment Income
Interest		$ 60,875

Expenses
Management fee	$ 43,961
Transfer agent fees	35,229
Distribution and service plan fees	67,287
Accounting fees and expenses	1,130
Custodian fees and expenses	206
Independent trustees' compensation	65
Registration fees	4,294
Audit	72
Legal	53
Miscellaneous	118
Total expenses before reductions	152,415
Expense reductions	(93,299)	59,116
Net investment income (loss)		1,759
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		186
Net increase in net assets resulting from operations		$ 1,945

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,759	$ 1,799
Net realized gain (loss)	186	225
Net increase in net assets resulting from operations	1,945	2,024
Distributions to shareholders from net investment income	(1,759)	(1,801)
Share transactions - net increase (decrease)	(96,822)	(416,247)
Total increase (decrease) in net assets	(96,636)	(416,024)

Net Assets
Beginning of period	17,501,680	17,917,704
End of period (including distributions in excess of net investment income of $300 and distributions in excess of net investment income of $340, respectively)	$ 17,405,044	$ 17,501,680

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	.006	.029
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	.006	.029
Distributions from net investment income	- C	- C	- C	(.006)	(.029)
Distributions from net realized gain	-	-	- C	-	-
Total distributions	- C	- C	- C	(.006)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.02%	.57%	2.97%
Ratios to Average Net Assets B
Expenses before reductions	.73%	.74%	.73%	.77%	.74%
Expenses net of fee waivers, if any	.34%	.34%	.41%	.70%	.70%
Expenses net of all reductions	.34%	.34%	.41%	.70%	.70%
Net investment income (loss)	.01%	.01%	.01%	.57%	2.90%
Supplemental Data
Net assets, end of period (in millions)	$ 8,083	$ 8,463	$ 8,748	$ 9,794	$ 9,562

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	.004	.027
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	.004	.027
Distributions from net investment income	- C	- C	- C	(.004)	(.027)
Distributions from net realized gain	-	-	- C	-	-
Total distributions	- C	- C	- C	(.004)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.02%	.41%	2.71%
Ratios to Average Net Assets B
Expenses before reductions	.98%	.99%	.98%	1.02%	.99%
Expenses net of fee waivers, if any	.34%	.34%	.41%	.86%	.95%
Expenses net of all reductions	.34%	.34%	.41%	.86%	.95%
Net investment income (loss)	.01%	.01%	.01%	.40%	2.65%
Supplemental Data
Net assets, end of period (in millions)	$ 9,322	$ 9,039	$ 9,169	$ 11,750	$ 13,342

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/12	% of fund's investments 4/30/12	% of fund's investments 10/31/11
1 - 7	70.0	75.7	84.4
8 - 30	3.7	4.0	1.2
31 - 60	6.4	7.2	2.3
61 - 90	1.3	4.0	3.1
91 - 180	8.8	6.6	2.3
> 180	9.8	2.5	6.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	10/31/12	4/30/12	10/31/11
Tax-Exempt Fund	44 Days	26 Days	29 Days
All Tax-Free Money Market Funds Average*	37 Days	26 Days	33 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/12	4/30/12	10/31/11
Tax-Exempt Fund	44 Days	26 Days	29 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of October 31, 2012	As of April 30, 2012
Variable Rate Demand Notes (VRDNs) 62.7%	Variable Rate Demand Notes (VRDNs) 68.5%
Other Municipal Debt 33.3%	Other Municipal Debt 26.7%
Investment Companies 3.6%	Investment Companies 3.2%
Net Other Assets (Liabilities) 0.4%	Net Other Assets (Liabilities) 1.6%

Current and Historical Seven-Day Yields

	10/31/12	7/31/12	4/30/12	1/30/12	10/31/11

Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Fidelity Tax-Free Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2012, the most recent period shown in the table, would have been -0.49% for Daily Money Class, -0.74 for Capital Reserves Class, and -0.24% for Fidelity Tax-Free Money Market Fund.

* Source: iMoneyNet, Inc.

Annual Report

Tax-Exempt Fund

Investments October 31, 2012

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.21% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	$ 5,225	$ 5,225
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	2,900	2,900
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.26% 11/7/12, LOC Bayerische Landesbank Girozentrale, VRDN (c)	4,655	4,655
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.23% 11/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.26% 11/2/12, VRDN (c)	1,700	1,700
Univ. of Alabama Gen. Rev. Participating VRDN Series WF 12 83C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	13,700	13,700
		32,180
Alaska - 1.1%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.22% 11/7/12, LOC Union Bank of California, VRDN (c)	32,725	32,725
Participating VRDN Series WF 11 132C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	8,680	8,680
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	21,800	21,800
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 06 33, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,040	12,040
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.):
Series 1994 A, 0.22% 11/7/12 (ConocoPhillips Guaranteed), VRDN (c)	4,200	4,200
0.22% 11/7/12, VRDN (c)	3,500	3,500
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.23% 11/7/12 (ConocoPhillips Guaranteed), VRDN (c)	13,105	13,105
Series 1994 C, 0.25% 11/7/12 (ConocoPhillips Guaranteed), VRDN (c)	4,500	4,500
		100,550
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - 1.9%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.22% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	$ 8,730	$ 8,730
(Catholic Healthcare West Proj.) Series 2005 B, 0.21% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	4,310	4,310
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	4,575	4,575
Arizona School Facilities Board Rev. Participating VRDN Series BC 11 102W, 0.23% 11/7/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	6,400	6,400
Arizona Trans. Board Excise Tax Rev. Participating VRDN Series MT 726, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	6,500	6,500
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.22% 11/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,040	4,040
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	6,400	6,400
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.23% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,900	5,900
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.22% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	22,575	22,575
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	8,100	8,100
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.22% 11/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	4,100	4,100
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.23% 11/7/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series EGL 06 0141, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	16,500	16,500
Series EGL 06 14 Class A, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	11,200	11,200
Series EGL 07 0012, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	14,850	14,850
Series MS 3078, 0.21% 11/7/12 (Liquidity Facility Cr. Suisse New York Branch) (c)(f)	4,500	4,500
Series Putters 3708Z, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	16,665	16,665
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN: - continued
Series Putters 4188, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 5,490	$ 5,490
Series WF 09 40C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,345	3,345
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	4,970	4,970
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
		166,150
California - 4.7%
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 07 0066, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,200	4,200
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.22% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	9,645	9,645
California Gen. Oblig.:
Participating VRDN Series Putters 4265, 0.23% 11/1/12 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	20,500	20,500
Series 2003 C1, 0.21% 11/7/12, LOC Bank of America NA, VRDN (c)	5,700	5,700
Series 2004 B4, 0.19% 11/7/12, LOC Citibank NA, VRDN (c)	9,000	9,000
Series 2005 B1, 0.21% 11/7/12, LOC Bank of America NA, VRDN (c)	79,400	79,400
Series B6, 0.2% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	9,200	9,200
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 H, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	8,500	8,500
(Scripps Health Proj.) Series 2008 D, 0.21% 11/7/12, LOC Bank of America NA, VRDN (c)	27,250	27,250
Participating VRDN:
Series DB 3294, 0.24% 11/7/12 (Liquidity Facility Deutsche Bank AG) (c)(f)	5,000	5,000
Series MS 3248, 0.24% 11/7/12 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)	5,400	5,400
Series Putters 3878 Q, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	$ 7,500	$ 7,500
California Statewide Cmntys. Dev. Auth. Rev. (American Baptist Homes of the West Proj.) Series 2006, 0.21% 11/7/12, LOC Bank of America NA, VRDN (c)	400	400
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.24% 11/7/12, LOC Lloyds TSB Bank PLC, VRDN (c)	2,000	2,000
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.21% 11/7/12, LOC Citibank NA, VRDN (c)	46,460	46,460
Foothill-De Anza Cmnty. College District Participating VRDN Series WF 11 68C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	8,470	8,470
Los Angeles Cmnty. College District Participating VRDN Series ROC II R 11727, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 3332, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,660	6,660
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	10,680	10,680
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.21% 11/7/12, LOC Citibank NA, VRDN (c)	18,400	18,400
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	23,250	23,250
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,850	6,850
Series Putters 3028, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,715	8,715
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.23% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	1,405	1,405
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.22% 11/7/12, LOC Freddie Mac, VRDN (c)	8,400	8,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara Elec. Rev. Series 2008 B. 0.21% 11/1/12, LOC Bank of America NA, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	$ 50,285	$ 50,285
Univ. of California Revs. Participating VRDN Series Putters 3365, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,055	4,055
		408,195
Colorado - 1.9%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	7,000	7,000
Colorado Gen. Fdg. Rev. Participating VRDN Series Putters 4251, 0.23% 11/1/12 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	47,125	47,125
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.21% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,425	12,425
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	12,500	12,500
Series EGL 07 0039, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	17,575	17,575
Series EGL 07 0040, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	9,800	9,800
Series MT 741, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	7,320	7,320
Colorado Univ. Co. Hosp. Auth. Rev.:
Series 2004 A, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	9,400	9,400
Series 2008 B, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	17,600	17,600
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.22% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	9,400	9,400
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.65% 11/7/12, LOC BNP Paribas SA, VRDN (c)	2,900	2,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Moffat County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 0.22% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	$ 3,700	$ 3,700
(Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.22% 11/7/12, LOC Bank of America NA, VRDN (c)	7,625	7,625
		164,370
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.37% 11/7/12, VRDN (c)	3,500	3,500
Series 1999 A, 0.48% 11/7/12, VRDN (c)	2,800	2,800
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	12,555	12,555
		18,855
District Of Columbia - 0.7%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.22% 11/7/12, LOC Freddie Mac, VRDN (c)	3,635	3,635
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	12,145	12,145
(Defenders of Wildlife Proj.) 0.26% 11/7/12, LOC Bank of America NA, VRDN (c)	5,710	5,710
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	6,700	6,700
(The AARP Foundation Proj.) Series 2004, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	8,500	8,500
(The Phillips Collection Issue Proj.) Series 2003, 0.41% 11/7/12, LOC Bank of America NA, VRDN (c)	4,805	4,805
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,575	12,575
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D1, 0.22% 11/7/12, LOC Bank of America NA, VRDN (c)	4,700	4,700
		58,770
Florida - 3.4%
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.21% 11/7/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	2,715	2,715
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.24% 11/7/12, LOC Bank of America NA, VRDN (c)	$ 1,770	$ 1,770
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 07 0049, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	29,585	29,585
Series EGL 7050054 Class A, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	18,840	18,840
Series MS 3059, 0.21% 11/7/12 (Liquidity Facility Cr. Suisse New York Branch) (c)(f)	5,615	5,615
Series Putters 3834 Z, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,270	10,270
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,845	11,845
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.23% 11/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.22% 11/7/12, LOC Fannie Mae, VRDN (c)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.22% 11/7/12, LOC Fannie Mae, VRDN (c)	5,850	5,850
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.25% 11/1/12, LOC Bank of America NA, VRDN (c)	15,000	15,000
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.22% 11/7/12, LOC Bank of America NA, VRDN (c)	24,290	24,290
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.24% 11/7/12, LOC Bank of America NA, VRDN (c)	8,700	8,700
Orlando & Orange County Expressway Auth. Rev. Series 2003 C2, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	19,585	19,585
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.21% 11/7/12, LOC Northern Trust Co., VRDN (c)	6,500	6,500
(Planned Parenthood Proj.) Series 2002, 0.21% 11/7/12, LOC Northern Trust Co., VRDN (c)	2,700	2,700
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.21% 11/7/12, LOC Northern Trust Co., VRDN (c)	13,190	13,190
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,775	1,775
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	$ 13,875	$ 13,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.22% 11/7/12, LOC Freddie Mac, VRDN (c)	5,150	5,150
Sunshine State Govt. Fing. Commission Rev.:
(Miami-Dade County Prog.):
Series 2010 A, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	5,700	5,700
Series 2010 B, 0.22% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	8,400	8,400
Series 2011 C, 0.22% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	18,850	18,850
Tallahassee Energy Sys. Rev. Participating VRDN Series Putters 4204, 0.25% 11/1/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	41,775	41,775
USF College of Medicine Health Facilities Series 2006 A1, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	18,900	18,900
		294,590
Georgia - 2.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.26% 11/1/12, VRDN (c)	4,000	4,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,600	16,600
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.23% 11/7/12, LOC Freddie Mac, VRDN (c)	18,175	18,175
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.21% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	5,200	5,200
(Pace Academy, Inc. Proj.) Series 2008, 0.26% 11/1/12, LOC Bank of America NA, VRDN (c)	14,700	14,700
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.23% 11/7/12, LOC Bank of Scotland PLC, VRDN (c)	4,195	4,195
Georgia Gen. Oblig. Participating VRDN:
Series 85TP, 0.22% 11/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,490	3,490
Series Putters 804, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	11,180	11,180
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Gen. Oblig. Participating VRDN: - continued
Series PZ 271, 0.23% 11/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	$ 9,873	$ 9,873
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	10,170	10,170
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.28% 11/1/12, VRDN (c)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.21% 11/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	33,835	33,835
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series Putters 3755, 0.24% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,500	2,500
Series Putters 4016, 0.24% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,500	6,500
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Muni. Elec. Auth. of Georgia Series 1985 B, 0.19% 11/7/12, LOC Barclays Bank PLC, VRDN (c)	32,490	32,490
Private Colleges & Univs. Auth. Rev.:
(Mercer Univ. Proj.) Series 2011 A, 0.22% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	10,000	10,000
Participating VRDN Series WF 11 32C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,800	5,800
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.21% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	5,150	5,150
Series 2009 B, 0.21% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	3,900	3,900
		209,258
Hawaii - 0.2%
Hawaii Gen. Oblig. Participating VRDN Series MT 4718, 0.27% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	1,660	1,660
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.22% 11/7/12, LOC Freddie Mac, VRDN (c)	1,400	1,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series ROC II R 11989, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	$ 5,550	$ 5,550
Series WF 11 119C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,610	5,610
		14,220
Illinois - 5.5%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.22% 11/7/12, LOC Northern Trust Co., VRDN (c)	17,500	17,500
Chicago Board of Ed. Series 2000 B, 0.22% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	27,200	27,200
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	13,200	13,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series Clipper 07 12, 0.22% 11/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	10,350	10,350
Series Solar 06 75, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,400	7,400
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.23% 11/7/12, LOC Barclays Bank PLC, VRDN (c)	21,700	21,700
Chicago Park District Gen. Oblig. Participating VRDN Series Putters 3842, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.22% 11/7/12, LOC California Pub. Employees Retirement Sys., VRDN (c)	19,575	19,575
Series 2004 A2, 0.22% 11/7/12, LOC California Pub. Employees Retirement Sys., VRDN (c)	34,005	34,005
Series 2004 A3, 0.22% 11/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,200	2,200
DuPage County Rev. (Morton Arboretum Proj.) 0.24% 11/7/12, LOC Bank of America NA, VRDN (c)	6,200	6,200
Illinois Edl. Facilities Auth. Rev.:
(Elmhurst College Proj.) Series 2003, 0.21% 11/7/12, LOC BMO Harris Bank NA, VRDN (c)	2,550	2,550
Participating VRDN Series ROC II R 12278, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	5,200	5,200
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	31,175	31,175
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Chicago Symphony Orchestra Proj.) Series 2008, 0.22% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 16,050	$ 16,050
(Children's Memorial Hosp. Proj.) Series 2008 C, 0.22% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	3,400	3,400
(Edward Hosp. Obligated Group Proj.):
Series 2008 B2, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,825	12,825
Series 2008 C, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	11,235	11,235
Series 2009 A, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	8,200	8,200
(North Central College Proj.) Series 2008, 0.26% 11/7/12, LOC Bank of America NA, VRDN (c)	17,000	17,000
(OSF Healthcare Sys. Proj.):
Series 2009 C, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	21,000	21,000
Series 2009 D, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
(Provena Health Proj.) Series D, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	7,700	7,700
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.22% 11/7/12, LOC Northern Trust Co., VRDN (c)	9,500	9,500
(Trinity Int'l. Univ. Proj.) Series 2009, 0.21% 11/7/12, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	9,600	9,600
Participating VRDN:
Series EGL 06 115, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series EGL 06 118, Class A, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	12,570	12,570
Series Putters 3288Z, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,960	2,960
Series Putters 3764, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Series 2011 B, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	10,000	10,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.23% 11/7/12, LOC Freddie Mac, VRDN (c)	11,750	11,750
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev. Participating VRDN:
Series MS 3283 X, 0.21% 11/7/12 (Liquidity Facility Cr. Suisse New York Branch) (c)(f)	$ 3,810	$ 3,810
Series WF 11 125C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	22,330	22,330
Illinois Toll Hwy. Auth. Toll Hwy. Rev. 0.23% 11/7/12, LOC Citibank NA, VRDN (c)	42,100	42,100
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.22% 11/7/12 (Liquidity Facility Cr. Suisse New York Branch) (c)(f)	4,000	4,000
Series MS 3215, 0.27% 11/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	1,700	1,700
Univ. of Illinois Rev. Series 2008, 0.21% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	13,100	13,100
		485,085
Indiana - 2.0%
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 07 26, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,000	2,000
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	15,360	15,360
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,510	11,510
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.23% 11/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)	15,425	15,425
Series 2005, 0.26% 11/7/12, LOC Royal Bank of Scotland PLC, VRDN (c)	10,950	10,950
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.21% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	5,500	5,500
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	29,800	29,800
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series 2004 B, 0.27% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	4,470	4,470
Indiana Fin. Auth. Hosp. Rev. (Cmnty. Health Network Proj.) Series 2009 A, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	9,800	9,800
Indiana Fin. Auth. Rev. (Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.21% 11/7/12, LOC PNC Bank NA, VRDN (c)	20,290	20,290
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hospitals Proj.) Series 1997 B, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	$ 15,000	$ 15,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.21% 11/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (c)	26,000	26,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.2% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,000	3,000
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	6,300	6,300
		175,405
Iowa - 0.2%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.22% 11/7/12, VRDN (c)	18,500	18,500
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	5,200	5,200
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.22% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	22,000	22,000
Louisville & Jefferson County Series 2011 A, 0.24% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
		36,200
Louisiana - 1.1%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series RBC O 31, 0.21% 11/7/12 (Liquidity Facility Royal Bank of Canada) (c)(f)	3,750	3,750
Series Solar 06 133, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,300	3,300
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,375	12,375
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	8,900	8,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.26% 11/7/12, LOC Bank of America NA, VRDN (c)	$ 12,600	$ 12,600
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.5% 11/7/12, VRDN (c)	14,800	14,800
0.5% 11/7/12, VRDN (c)	1,200	1,200
(NuStar Logistics L.P. Proj.) Series 2010, 0.21% 11/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)	37,500	37,500
		99,425
Maryland - 0.6%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.2% 11/7/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	13,650	13,650
Baltimore County Gen. Oblig. Participating VRDN Series WF 11 137C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	7,115	7,115
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.21% 11/7/12, LOC Fannie Mae, VRDN (c)	9,400	9,400
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.25% 11/7/12, LOC Bank of America NA, VRDN (c)	3,700	3,700
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	18,100	18,100
		51,965
Massachusetts - 0.8%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lasell Village Proj.) Series 2007, 0.35% 11/7/12, LOC Bank of America NA, VRDN (c)	13,580	13,580
Participating VRDN Series ROC II R 11999X, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	1,985	1,985
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.24% 11/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	16,000	16,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series Putters 2479Z, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,755	3,755
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series Putters 2857, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 10,255	$ 10,255
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series PT 4644, 0.31% 11/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,680	6,680
Series ROC II R 11537, 0.25% 11/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(f)	5,185	5,185
		66,640
Michigan - 0.9%
Grand Traverse County Hosp. Series 2011 B, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Michigan Fin. Auth. Rev.:
Participating VRDN Series ROC II R 11988, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	6,750	6,750
Series 2012 C, 0.21% 11/7/12, LOC Citibank NA, VRDN (c)	10,500	10,500
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	8,650	8,650
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	52,000	52,000
		82,900
Minnesota - 0.4%
Edina Minn Multifamily Rev. (Edina Park Plaza Proj.) Series 1999, 0.24% 11/7/12, LOC Freddie Mac, VRDN (c)	3,940	3,940
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.23% 11/7/12, LOC Fannie Mae, VRDN (c)	15,950	15,950
Oak Park Heights Multi-family Rev. 0.21% 11/7/12, LOC Freddie Mac, VRDN (c)	7,115	7,115
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,220	5,220
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
St. Paul Port Auth. District Cooling Rev.:
Series 2009 11DD, 0.23% 11/7/12, LOC Deutsche Bank AG, VRDN (c)	$ 1,000	$ 1,000
Series 2009 9BB, 0.23% 11/7/12, LOC Deutsche Bank AG, VRDN (c)	3,000	3,000
		39,625
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.24% 11/7/12, LOC Bank of America NA, VRDN (c)	3,375	3,375
Participating VRDN Series Solar 06 0153, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	13,225	13,225
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	7,360	7,360
Series ROC II-R 11987, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	6,300	6,300
Series WF 11 117C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,200	3,200
		33,460
Missouri - 0.6%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.21% 11/7/12, LOC TD Banknorth, NA, VRDN (c)	24,790	24,790
Participating VRDN:
Series EGL 07 0001, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	10,470	10,470
Series Putters 3929, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,785	2,785
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.21% 11/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,670	2,670
St. Joseph Indl. Dev. Auth. Health Facilities Rev. (Heartland Health Sys. Proj.) Series 2009 A, 0.21% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	13,800	13,800
		54,515
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.21% 11/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	$ 31,900	$ 31,900
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,000	7,000
		38,900
Nevada - 1.9%
Clark County Arpt. Rev.:
Series 2008 D1, 0.22% 11/7/12, LOC Citibank NA, VRDN (c)	4,000	4,000
Series 2008 D3, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	10,000	10,000
Clark County Fuel Tax Participating VRDN:
Series ROC II R 11507, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Series WF 12 47C 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	7,655	7,655
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.22% 11/7/12, LOC Union Bank of California, VRDN (c)	3,500	3,500
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,000	6,000
Series Putters 3489Z, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,965	11,965
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,180	10,180
Las Vegas Gen. Oblig. Series 2006 C, 0.24% 11/1/12, LOC Lloyds TSB Bank PLC, VRDN (c)	14,515	14,515
Reno Cap. Impt. Rev. Series 2005 A, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	1,400	1,400
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.23% 11/7/12, LOC Union Bank of California, VRDN (c)	10,800	10,800
Series 2008 B, 0.21% 11/7/12, LOC Union Bank of California, VRDN (c)	42,200	42,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.): - continued
Series 2009 A, 0.23% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	$ 28,190	$ 28,190
Series 2009 B, 0.22% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	13,760	13,760
		170,665
New Jersey - 0.2%
New Jersey Health Care Facilities Fing. Auth. Rev. (Barnabas Health Proj.) Series 2011 B, 0.22% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	13,760	13,760
New Mexico - 2.4%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.21% 11/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	210,795	210,795
New York - 6.4%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.33% 11/7/12, LOC KeyBank NA, VRDN (c)	800	800
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 2B, 0.24% 11/1/12, LOC Bayerische Landesbank Girozentrale, VRDN (c)	5,700	5,700
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.25% 11/7/12, LOC Bank of America NA, VRDN (c)	11,500	11,500
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 2951, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,400	1,400
Series Putters 3282, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
Series ROC II R 14000X, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	2,900	2,900
Series 2004 A3, 0.21% 11/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	2,000	2,000
Series 2008 J6, 0.23% 11/1/12, LOC Landesbank Hessen-Thuringen, VRDN (c)	4,500	4,500
Series 2008 J8, 0.27% 11/1/12, LOC Landesbank Baden-Wuert, VRDN (c)	33,800	33,800
Series 2012 G3, 0.21% 11/7/12 (Liquidity Facility Citibank NA), VRDN (c)	61,100	61,100
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.24% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	4,105	4,105
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.22% 11/7/12, LOC RBS Citizens NA, VRDN (c)	$ 33,300	$ 33,300
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.23% 11/7/12, LOC Citibank NA, VRDN (c)	29,120	29,120
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 06 69 Class A, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	16,270	16,270
Series Putters 3223, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Series Putters 3496Z, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,945	7,945
Series ROC II R 11904, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Series ROC II R 11930, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	9,715	9,715
Series 2003 F2, 0.24% 11/1/12 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	34,000	34,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.23% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	3,600	3,600
Series ROC II R 11972, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,385	4,385
Series 2001 B, 0.25% 11/1/12 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	3,500	3,500
Series C, 0.25% 11/1/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (c)	29,200	29,200
New York Dorm. Auth. Revs.:
(Univ. of Rochester Proj.) Series 2003 C, 0.22% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	18,350	18,350
Participating VRDN:
Series EGL 06 47 Class A, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	15,500	15,500
Series EGL 07 0002, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	26,500	26,500
Series EGL 07 0066, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	6,600	6,600
Series EGL 07 96, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	15,000	15,000
Series ROC II R 11722, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	1,100	1,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series ROC II R 11735, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	$ 10,395	$ 10,395
Series ROC II R 11975, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
New York Hsg. Fin. Agcy. Rev.:
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.2% 11/7/12, LOC Fannie Mae, VRDN (c)	6,000	6,000
(330 West 39th Street Hsg. Proj.) Series 2010 A, 0.3% 11/7/12, LOC Bank of America NA, VRDN (c)	23,000	23,000
(42nd and 10th Hsg. Proj.) Series 2010 A, 0.43% 11/7/12, LOC Landesbank Baden-Wuert, VRDN (c)	6,000	6,000
(Clinton Park Hsg. Proj.) Series 2010 A, 0.23% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	18,200	18,200
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.22% 11/7/12, LOC Bank of America NA, VRDN (c)	7,595	7,595
Series 2003 M1, 0.22% 11/7/12, LOC Bank of America NA, VRDN (c)	31,350	31,350
New York Metropolitan Trans. Auth. Rev. Series 2005 D1, 0.22% 11/7/12, LOC Landesbank Hessen-Thuringen, VRDN (c)	8,800	8,800
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A2, 0.19% 11/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)	22,800	22,800
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	2,500	2,500
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series Putters 3685, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
Series Putters 4253, 0.23% 11/1/12 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	425	425
Series 2002 F, 0.2% 11/7/12 (Liquidity Facility Royal Bank of Scotland NV), VRDN (c)	24,000	24,000
		555,505
North Carolina - 3.7%
Charlotte Gen. Oblig. Participating VRDN Series ROC II R 11905, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	6,690	6,690
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte Int'l. Arpt. Rev. Series 2010 C, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	$ 11,400	$ 11,400
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 3443, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,085	6,085
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 G, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	5,300	5,300
Durham County Indistrial and Poll. Cont. Auth. Rev. Series 2007, 0.22% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	14,600	14,600
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.22% 11/7/12, LOC Rabobank Nederland New York Branch, VRDN (c)	4,110	4,110
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.21% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	5,875	5,875
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.21% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	5,800	5,800
(High Point Univ. Rev.) Series 2006, 0.21% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	6,930	6,930
Series 2011, 0.24% 11/7/12, LOC Bank of America NA, VRDN (c)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	2,800	2,800
Series EGL 07 0015, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	10,890	10,890
Series Putters 3248, 0.23% 11/1/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,420	1,420
Series Putters 3331, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,250	1,250
Series Putters 3333, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,500	1,500
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Gen. Oblig. Series 2002 E, 0.2% 11/7/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,300	4,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.):
Series 2008 A1, 0.2% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	$ 63,125	$ 63,125
Series 2008 A2, 0.2% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	75,800	75,800
Participating VRDN:
Series ROC II R 11806, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Series WF 12 52C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	10,805	10,805
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.21% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	3,500	3,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.4% 11/7/12, LOC Cr. Industriel et Commercial, VRDN (c)	3,400	3,400
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC II R 645, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	10,700	10,700
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,310	5,310
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	32,700	32,700
		321,490
Ohio - 1.0%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.24% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	17,025	17,025
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.26% 11/1/12, LOC Bank of America NA, VRDN (c)	11,500	11,500
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 0.26% 11/1/12, LOC JPMorgan Chase Bank, VRDN (c)	1,450	1,450
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	14,385	14,385
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 2000, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	$ 1,000	$ 1,000
Series 2007 M, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Lancaster Port Auth. Gas Rev. 0.21% 11/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	6,535	6,535
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.42% 11/7/12, VRDN (c)	6,200	6,200
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	7,300	7,300
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.2% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,935	5,935
		86,330
Oklahoma - 0.2%
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 40, 0.23% 11/7/12 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	5,000	5,000
Univ. Hospitals Trust Rev. Series 2005 A, 0.25% 11/7/12, LOC Bank of America NA, VRDN (c)	16,350	16,350
		21,350
Oregon - 0.4%
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.21% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	37,000	37,000
Pennsylvania - 2.4%
Allegheny County Series C-58 A, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	4,350	4,350
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Point Park Univ. Proj.) Series 2008 C, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	6,470	6,470
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	1,595	1,595
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	7,835	7,835
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	5,100	5,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev.: - continued
(Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	$ 2,100	$ 2,100
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.22% 11/1/12, LOC Citibank NA, VRDN (c)	24,000	24,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	8,100	8,100
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.21% 11/7/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,835	12,835
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A1, 0.21% 11/7/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	16,095	16,095
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	1,000	1,000
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.24% 11/7/12, LOC Bank of America NA, VRDN (c)	16,600	16,600
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.28% 11/1/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	4,560	4,560
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	8,700	8,700
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	5,500	5,500
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,000	3,000
Series ROC II R 11505, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,100	4,100
Series WF 11 121C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	4,745	4,745
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	6,450	6,450
(King's College Proj.):
Series 2001 H6, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	3,825	3,825
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(King's College Proj.):
Series 2002 J3, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	$ 1,125	$ 1,125
(Marywood Univ. Proj.) Series 2005 A, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	4,450	4,450
(Thomas Jefferson Univ. Proj.) Series 2008 B, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Participating VRDN Series Putters 4139 Z, 0.23% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,630	6,630
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 C, 0.22% 11/7/12, LOC Barclays Bank PLC, VRDN (c)	19,525	19,525
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 22, 0.21% 11/7/12 (Liquidity Facility Royal Bank of Canada) (c)(f)	13,400	13,400
Somerset County Gen. Oblig.:
Series 2009 A, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	3,470	3,470
Series 2009 C, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	805	805
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	6,000	6,000
Wilkes Barre Gen. Oblig. Series 2004 B, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	1,360	1,360
		207,745
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.21% 11/7/12, LOC Barclays Bank PLC NY Branch, VRDN (c)	1,000	1,000
Rhode Island - 0.3%
Narragansett Bay Commission Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,310	12,310
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.23%, LOC JPMorgan Chase Bank, VRDN (c)	3,060	3,060
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Rhode Island School of Design Proj.) Series 2008 A, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	$ 10,500	$ 10,500
(Roger Williams Univ. Proj.) Series 2008 B, 0.2% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,120	1,120
		26,990
South Carolina - 0.2%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.23% 11/7/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,875	1,875
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	4,885	4,885
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.3% 11/1/12, VRDN (c)	4,500	4,500
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.24% 11/7/12, LOC Bank of America NA, VRDN (c)	900	900
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.21% 11/7/12, LOC Citibank NA, VRDN (c)	4,710	4,710
		16,870
Tennessee - 2.1%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.2% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	6,000	6,000
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.26% 11/7/12, LOC Bank of America NA, VRDN (c)	7,495	7,495
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.29% 11/7/12, LOC Bank of America NA, VRDN (c)	1,800	1,800
Series 2003, 0.3% 11/1/12, LOC Bank of America NA, VRDN (c)	4,500	4,500
Series 2004, 0.3% 11/1/12, LOC Bank of America NA, VRDN (c)	2,395	2,395
Series 2005, 0.3% 11/1/12, LOC Bank of America NA, VRDN (c)	12,600	12,600
Series 2008, 0.3% 11/1/12, LOC Bank of America NA, VRDN (c)	34,315	34,315
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.2% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	$ 3,980	$ 3,980
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.):
Series 2011 A, 0.23% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,000	7,000
Series 2011 B, 0.23% 11/7/12, LOC PNC Bank NA, VRDN (c)	3,100	3,100
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
Series 2011 A, 0.22% 11/7/12, LOC Bank of America NA, VRDN (c)	4,975	4,975
Series 2011 B, 0.22% 11/7/12, LOC Bank of America NA, VRDN (c)	8,500	8,500
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.24% 11/7/12, LOC Bank of America NA, VRDN (c)	22,100	22,100
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.3% 11/1/12, LOC Bank of America NA, VRDN (c)	16,240	16,240
Series 2004, 0.3% 11/1/12, LOC Bank of America NA, VRDN (c)	15,150	15,150
Series 2006, 0.3% 11/1/12, LOC Bank of America NA, VRDN (c)	1,100	1,100
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN:
Series Clipper 06 4, 0.22% 11/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,000	2,000
Series Putters 2631, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000	20,000
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.25% 11/7/12, LOC Bank of America NA, VRDN (c)	9,200	9,200
		182,450
Texas - 4.8%
Austin Independent School District Participating VRDN Series Putters 3554, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,035	7,035
Birdville Independent School District Participating VRDN Series MT 720, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	3,895	3,895
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	$ 5,555	$ 5,555
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,750	4,750
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,400	11,400
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 12 08, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	17,125	17,125
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.27% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	8,635	8,635
Harris County Gen. Oblig. Participating VRDN Series RBC E 18, 0.21% 11/7/12 (Liquidity Facility Royal Bank of Canada) (c)(f)	11,000	11,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.21% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	1,600	1,600
Harris County Indl. Dev. Corp.:
(HFOTCO LLC Proj.):
Series 2010, 0.24% 11/7/12, LOC Bank of America NA, VRDN (c)	1,600	1,600
Series 2012, 0.24% 11/7/12, LOC Bank of America NA, VRDN (c)	15,200	15,200
Series 2011, 0.24% 11/7/12, LOC Bank of America NA, VRDN (c)	25,000	25,000
Harris County Tex Metropolitan Tran Auth. Participating VRDN Series WF 11 104 C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	30,805	30,805
Houston Arpt. Sys. Rev. Series 2010, 0.22% 11/7/12, LOC Barclays Bank PLC, VRDN (c)	8,000	8,000
Houston Gen. Oblig. Participating VRDN:
Series BC 11 116B, 0.23% 11/7/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,050	5,050
Series MT 788, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	10,515	10,515
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Independent School District Participating VRDN Series MT 732, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	$ 9,805	$ 9,805
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 12267, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	7,955	7,955
Series Solar 06 70, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	4,000	4,000
Humble Independent School District Participating VRDN Series MT 733, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	8,475	8,475
Judson Independent School District Participating VRDN Series MS 06 1859, 0.24% 11/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,940	3,940
Keller Independent School District Participating VRDN Series WF11 55 C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,645	5,645
Mansfield Independent School District Participating VRDN Series Putters 754, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	12,745	12,745
North Texas Tollway Auth. Rev.:
Participating VRDN:
Series ROC II R 11947, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	7,200	7,200
Series ROC II R 14006, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,940	4,940
Series 2011 A, 0.22% 11/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	4,600	4,600
Plano Independent School District Participating VRDN Series WF 12 3C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,615	3,615
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Total Petrochemicals and Refining USA, Inc. Proj.) Series 2012 A, 0.24% 11/7/12 (Total SA Guaranteed), VRDN (c)	11,700	11,700
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 27, 0.21% 11/7/12 (Liquidity Facility Royal Bank of Canada) (c)(f)	13,000	13,000
San Antonio Hotel Occupancy Tax Rev. Series 2008, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	32,505	32,505
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series EGL 06 5, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Series WF 12 76C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,200	5,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	$ 955	$ 955
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.23% 11/7/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000	2,000
Texas Gen. Oblig. Participating VRDN:
Series EGL 07 90, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	12,000	12,000
Series Putters 3480, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,495	7,495
Series Putters 4205, 0.23% 11/1/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,480	7,480
Series Putters 4264, 0.22% 11/1/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	50,000	50,000
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,570	10,570
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,350	5,350
		420,265
Utah - 0.9%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.22% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	1,800	1,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	19,440	19,440
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	9,900	9,900
Utah Transit Auth. Sales Tax Rev. Series B, 0.26% 11/1/12, LOC BNP Paribas New York Branch, VRDN (c)	17,100	17,100
Weber County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series C, 0.25% 11/1/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	32,100	32,100
		80,340
Virginia - 2.1%
Albemarle County Indl. Dev. Auth. 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	5,400	5,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) Series 2003, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	$ 4,400	$ 4,400
Fairfax County Indl. Dev. Auth. Participating VRDN Series Putters 4260, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,510	12,510
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.21% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	4,050	4,050
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.21% 11/7/12, LOC Citibank NA, VRDN (c)	21,900	21,900
Series 2008 D2, 0.2% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	37,215	37,215
Lexington Indl. Dev. Auth. Edl. Facilities Rev. Series 2010, 0.19% 11/7/12, VRDN (c)	8,085	8,085
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.26% 11/7/12, LOC Bank of America NA, VRDN (c)	7,905	7,905
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series Putters 4261, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	13,045	13,045
Richmond Pub. Util. Rev. Participating VRDN:
Series MT 777, 0.27% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	4,985	4,985
Series Putters 4186, 0.24% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,245	4,245
Series ROC II R 10410, 0.23% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	2,400	2,400
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 06 17 Class A, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	14,775	14,775
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series WF 11 93C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	8,705	8,705
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series MS 06 1860, 0.24% 11/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	11,795	11,795
Series Putters 3036, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,365	3,365
Series ROC II R 11923, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	5,910	5,910
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.23% 11/7/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	$ 5,000	$ 5,000
Series Putters 3791Z, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
Wise County Indl. Dev. Auth. Hos Series 2012 C, 0.23% 11/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)	3,260	3,260
		182,300
Washington - 2.1%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	17,085	17,085
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,285	8,285
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 07 106, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,340	3,340
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	1,800	1,800
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.26% 11/7/12, LOC Bank of America NA, VRDN (c)	5,750	5,750
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.24% 11/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,570	7,570
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) Series 1999, 0.26% 11/7/12, LOC Bank of America NA, VRDN (c)	8,000	8,000
Vancouver Hsg. Auth. Rev. Series 2008, 0.21% 11/7/12, LOC Freddie Mac, VRDN (c)	13,200	13,200
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	6,125	6,125
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.27% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	6,665	6,665
Series BA 1212, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	4,640	4,640
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series DB 599, 0.25% 11/7/12 (Liquidity Facility Deutsche Bank AG) (c)(f)	$ 4,905	$ 4,905
Series DB 606, 0.25% 11/7/12 (Liquidity Facility Deutsche Bank AG) (c)(f)	5,935	5,935
Series Putters 3054, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,000	1,000
Series Putters 3856, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,500	8,500
Series Putters 3872, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Series WF 11-16C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	7,315	7,315
Washington Health Care Facilities Auth. Rev.:
(Southwest Washington Med. Ctr.) Series 2008 A, 0.22% 11/7/12, LOC Union Bank of California, VRDN (c)	9,000	9,000
Participating VRDN:
Series Putters 4728, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	4,500	4,500
Series ROC II R 14029, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	5,400	5,400
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.23% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,700	6,700
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.24% 11/7/12, LOC Bank of America NA, LOC Freddie Mac, VRDN (c)	16,000	16,000
(Urban Ctr. Apts. Proj.) Series 2012, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.22% 11/7/12, LOC Fannie Mae, VRDN (c)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	2,100	2,100
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.26% 11/7/12, LOC Bank of America NA, VRDN (c)	1,400	1,400
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	9,515	9,515
		179,980
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.21% 11/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	$ 10,800	$ 10,800
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.23% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	22,700	22,700
		33,500
Wisconsin - 0.9%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.22% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	9,200	9,200
Wisconsin Gen. Oblig. Participating VRDN Series Solar 07 4, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	24,225	24,225
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
ROC II R 11837, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	1,475	1,475
Series MS 3259. 0.27% 11/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,000	5,000
Series 2012 D, 0.2% 11/7/12, LOC Bank of Montreal Chicago CD Prog., VRDN (c)	13,500	13,500
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev. Series 2006 A, 0.22% 11/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	4,965	4,965
Wisconsin Trans. Rev. Participating VRDN Series Putters 4213, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	16,870	16,870
		75,235
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.22% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	6,250	6,250
TOTAL VARIABLE RATE DEMAND NOTE		5,479,578
Other Municipal Debt - 33.3%

Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series 2009 A, 5% 5/1/13	2,350	2,405
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Alaska - 0.1%
Alaska Indl. Dev. & Export Auth. Rev. Bonds (Providence Health Systems Proj.) Series 2003 H, 5.25% 10/1/13	$ 1,380	$ 1,443
Anchorage Gen. Oblig. Bonds Series D, 5% 12/1/12	3,590	3,604
North Slope Borough Gen. Oblig. Bonds Series 2012 A, 1% 6/30/13	1,600	1,608
		6,655
Arizona - 0.5%
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.19% 12/6/12, LOC Royal Bank of Canada, CP	13,400	13,400
Series 2012 B, 0.2% 12/4/12, LOC Wells Fargo Bank NA, CP	15,500	15,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2012 C, 0.18% 12/7/12, CP	13,000	13,000
		41,900
Arkansas - 0.1%
Univ. of Arkansas Various Facility Rev. Bonds Bonds Series 2012 A, 1% 11/1/12	4,525	4,525
California - 10.0%
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.2% 12/14/12, LOC Fed. Home Ln. Bank, San Francisco, CP	3,500	3,500
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	10,335	10,335
Berkeley Gen. Oblig. TRAN 1% 7/11/13	6,300	6,335
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 M, 5% 5/1/13	2,885	2,954
Series 2010 M. 4% 5/1/13	1,220	1,243
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/13	2,400	2,480
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.21% tender 3/28/13, CP mode	11,200	11,200
California Gen. Oblig. RAN 2.5% 5/30/13	80,000	80,996
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2008 B2-2, 0.17%, tender 12/5/12 (c)	9,300	9,300
California School Cash Reserve Prog. Auth. TRAN:
Series 2012 B, 2% 2/1/13	4,300	4,319
Series 2012 E, 2% 3/1/13	15,700	15,791
Series 2012 G, 2% 3/1/13	18,500	18,608
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev. TRAN Series A 3A, 1% 1/31/13	$ 4,400	$ 4,409
Fresno County Gen. Oblig. TRAN 2% 6/28/13	3,700	3,743
Los Angeles County Gen. Oblig.:
Series 2010 A, 0.19% 12/4/12, LOC JPMorgan Chase Bank, CP	10,000	10,000
Series 2010 C, 0.19% 12/4/12, LOC Wells Fargo Bank NA, CP	3,600	3,600
TRAN:
Series 2012 A, 2% 2/28/13	39,600	39,833
Series 2012 B, 2% 3/29/13	41,225	41,528
Series 2012 C, 2% 6/28/13	85,000	85,999
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2012 A, 2% 5/31/13	3,000	3,031
Los Angeles Dept. Arpt. Rev. Series D4, 0.22% 12/3/12, LOC Wells Fargo Bank NA, CP	9,400	9,400
Los Angeles Dept. of Wtr. & Pwr. Rev. Bonds Series 2011 A, 4% 7/1/13	5,000	5,125
Los Angeles Gen. Oblig. TRAN:
Series 2012 B, 2% 3/28/13	80,000	80,583
Series 2012 C, 2% 4/25/13	70,000	70,603
Series 2012 E, 2% 6/27/13	75,000	75,868
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2004 A1, 0.19% 12/6/12, LOC Wells Fargo Bank NA, CP	7,400	7,400
Series 2004 A2:
0.21% 12/13/12, LOC JPMorgan Chase Bank, CP	2,000	2,000
0.21% 12/13/12, LOC JPMorgan Chase Bank, CP	1,728	1,728
Los Angeles Unified School District TRAN Series 2012 A2, 1% 2/28/13	29,200	29,278
Oakland Gen. Oblig. TRAN Series 2012 A, 1% 6/28/13	15,625	15,703
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.19% 11/8/12, LOC Wells Fargo Bank NA, CP	11,093	11,093
Riverside County Gen. Oblig. TRAN:
Series 2012 A, 2% 3/29/13	23,500	23,673
Series 2012 B, 2% 6/28/13	7,900	7,993
Sacramento Muni. Util. District Elec. Rev. Series 2011 L:
0.2% 11/1/12, LOC Barclays Bank PLC NY Branch, CP	53,000	53,000
0.2% 12/13/12, LOC Barclays Bank PLC NY Branch, CP	13,000	13,000
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	6,700	6,778
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	8,000	8,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District TRAN Series A1, 2% 1/31/13	$ 17,800	$ 17,880
San Francisco County Trans. Auth. Series 2004 A, 0.18% 11/5/12, LOC Wells Fargo Bank NA, CP	28,500	28,500
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2010 A1, 0.18% 12/5/12, LOC JPMorgan Chase Bank, CP	15,000	15,000
Ventura County Gen. Oblig. TRAN 2.5% 7/1/13	30,900	31,371
		873,180
Colorado - 0.4%
Colorado Ed. Ln. Prog. TRAN Series 2012 B, 2% 6/27/13	31,600	31,970
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2012, 2% 11/1/12	1,870	1,870
		33,840
Connecticut - 0.2%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.38% tender 11/5/12, CP mode	11,235	11,235
Connecticut Gen. Oblig. Bonds:
Series 2010 C, 5% 12/1/12	2,765	2,776
Series 2012 F, 1% 9/15/13	4,835	4,867
		18,878
District Of Columbia - 0.5%
District of Columbia Income Tax Rev. Bonds:
Series 2009 A, 5% 12/1/12	2,000	2,008
Series 2012 A, 2% 12/1/12	7,005	7,015
Series WF 11 145C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	13,600	13,600
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.22% tender 2/19/13, LOC JPMorgan Chase Bank, CP mode	10,400	10,400
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1, 0.2% 11/8/12, LOC JPMorgan Chase Bank, CP	14,000	14,000
		47,023
Florida - 2.5%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. and Clinics, Inc. Proj.) Series 2008 A, 0.22% tender 11/6/12, LOC Bank of America NA, CP mode	18,600	18,600
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2005 A, 5% 6/1/13	1,700	1,747
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2011 A, 4% 7/1/13	$ 8,000	$ 8,200
Series 2011 B, 4% 7/1/13	750	768
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds:
Series 1997 B, 6% 7/1/13	2,800	2,907
Series 1998 A, 6% 7/1/13	1,490	1,545
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.19% 12/3/12, LOC JPMorgan Chase Bank, CP	7,000	7,000
0.2% 11/6/12, LOC JPMorgan Chase Bank, CP	6,642	6,642
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.2% 11/15/12, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
0.22% 1/10/13, LOC State Street Bank & Trust Co., Boston, CP	3,525	3,525
Indian River County School District TAN Series 2012, 1.25% 6/30/13 (b)	3,000	3,020
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1, 0.19% 12/5/12, CP	41,500	41,500
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.24% tender 11/19/12, CP mode	6,200	6,200
Series 1994, 0.24% tender 11/19/12, CP mode	9,560	9,560
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23 Issue 2, 5% 10/1/13	1,200	1,252
Miami-Dade County School District TAN Series 2012, 2.5% 2/28/13	28,100	28,309
Orange County Sales Tax Rev. Bonds Series WF 12 20C 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	15,900	15,900
Palm Beach County School District TAN 1% 1/29/13	14,600	14,629
Palm Beach County Solid Waste Auth. Rev. Bonds Series WF 11 118, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	26,135	26,135
Tampa Health Sys. Rev. Bonds:
Series 2012 B, 0.31%, tender 5/29/13 (c)	4,800	4,800
Series WF 12 21 C, 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	9,815	9,815
Tampa Rev. Bonds (Catholic Health East Proj.) Series A1, 5.5% 11/15/12	1,000	1,002
		220,556
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Georgia - 0.1%
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series R, 2% 10/1/13	$ 2,400	$ 2,437
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2006 A, 5% 7/1/13	2,500	2,578
Muni. Elec. Auth. of Georgia Bonds (Gen. Resolution Projs.) Series 1985 A, 0.21% tender 11/1/12, LOC Barclays Bank PLC, CP mode	7,500	7,500
		12,515
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds Series 2011 EB, 2% 12/1/12	2,290	2,293
Idaho - 0.6%
Idaho Gen. Oblig. TAN Series 2012, 2% 6/28/13	51,700	52,308
Illinois - 0.2%
Illinois Fin. Auth. Rev. Bonds (Hosp. Sisters Svcs., Inc. Proj.) Series 2012 H, 0.18% tender 11/5/12, CP mode	14,000	14,000
Indiana - 0.9%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series D2:
0.17% tender 11/7/12, CP mode	30,000	30,000
0.17% tender 11/8/12, CP mode	29,560	29,560
0.18% tender 11/15/12, CP mode	6,050	6,050
0.19% tender 11/15/12, CP mode	6,900	6,900
Indianapolis Gas Util. Sys. Rev. Series 2001 A2, 0.2% 11/7/12, LOC JPMorgan Chase Bank, CP	6,100	6,100
		78,610
Kansas - 0.0%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A1, 0.24% 9/1/13 (c)	2,600	2,600
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.34% tender 11/1/12, CP mode	3,100	3,100
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.34% tender 11/14/12, CP mode	6,500	6,500
		9,600
Maryland - 0.9%
Anne Arundel County Gen. Oblig. Bonds Series 2012, 3% 4/1/13	6,060	6,131
Baltimore County Gen. Oblig.:
Bonds Series 2011, 3% 2/1/13	2,900	2,920
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore County Gen. Oblig.: - continued
Series 2011 Q:
0.19% 11/5/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	$ 11,100	$ 11,100
0.19% 11/13/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	18,000	18,000
Series 2011:
0.18% 12/5/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	3,900	3,900
0.19% 12/6/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	10,300	10,300
Maryland Gen. Oblig. Bonds:
First Series of 2002 A, 5.5% 3/1/13	2,180	2,218
Second Series, 5% 8/1/13	1,500	1,554
Third Series 2009 C, 5% 11/1/12	8,205	8,205
Maryland Trans. Auth. Grant Rev. Bonds Series 2008, 5% 3/1/13	4,000	4,063
Montgomery County Gen. Oblig. Bonds Series 2010 A, 5% 8/1/13	4,485	4,645
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Bonds Series 2009 A, 5% 4/1/13	2,000	2,040
		75,076
Massachusetts - 1.4%
Massachusetts Gen. Oblig. RAN Series 2012 A:
2% 4/25/13	40,000	40,352
2% 5/23/13	45,000	45,457
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.45% tender 11/28/12, CP mode	9,800	9,800
Series 1993 A, 0.45% tender 11/26/12, CP mode	18,000	18,000
Series 1993 B, 0.45% tender 11/9/12, CP mode	1,950	1,950
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,820	6,820
		122,379
Michigan - 1.2%
Michigan Bldg. Auth. Rev. Series 6, 0.18% 11/15/12, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	18,355	18,355
Michigan Gen. Oblig. Bonds Series 2002, 5.25% 12/1/12	7,400	7,431
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.18% tender 11/27/12, CP mode	$ 29,700	$ 29,700
0.18% tender 12/3/12, CP mode	29,700	29,700
0.18% tender 12/6/12, CP mode	19,900	19,900
		105,086
Minnesota - 0.2%
Metropolitan Council Gen. Oblig. Rev. Bonds Series 2011 C, 0.25% 3/1/13	10,000	10,000
Univ. of Minnesota Gen. Oblig.:
Series 2007 C, 0.18% 12/5/12, CP	4,000	4,000
Series 2009 D, 0.18% 12/6/12, CP	3,500	3,500
Univ. of Minnesota Univ. Revs. Series 2012 A, 0.18% 12/6/12, CP	3,150	3,150
		20,650
Mississippi - 0.0%
Mississippi Gen. Oblig. Bonds Series 2006 D, 5% 11/1/12	1,920	1,920
Missouri - 0.1%
Saint Louis Gen. Fund Rev. TRAN Series 2012, 2% 5/30/13	5,500	5,556
Montana - 0.1%
Montana Board of Invt. Bonds:
(INTERCAP Revolving Prog.) Series 2010, 0.22%, tender 3/1/13 (c)	2,675	2,675
Series 1998, 0.22%, tender 3/1/13 (c)	1,500	1,500
		4,175
Nebraska - 0.4%
Nebraska Pub. Pwr. District Rev. Series A:
0.18% 11/1/12, CP	9,500	9,500
0.19% 11/7/12, CP	13,700	13,700
0.19% 11/8/12, CP	5,650	5,650
Omaha Pub. Pwr. District Elec. Rev. Series 2012 A, 0.22% 11/28/12, CP	3,500	3,500
		32,350
Nevada - 0.3%
Clark County School District Bonds Series 2008 A, 5% 6/15/13	2,350	2,417
Nevada Gen. Oblig. Bonds Series 2006 E, 5% 3/1/13	5,000	5,079
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.19% 12/10/12, LOC JPMorgan Chase Bank, CP	$ 9,300	$ 9,300
Series 2006 B, 0.19% 12/10/12, LOC Wells Fargo Bank NA, CP	6,000	6,000
		22,796
New Hampshire - 0.0%
New Hampshire Gen. Oblig. Bonds Series 2003 A, 5% 4/15/13	1,585	1,619
New York - 1.0%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 7, 0.24% 7/29/13, CP	4,800	4,800
New York Dorm. Auth. Revs. Series 1998, 0.18% 11/7/12, CP	6,500	6,500
New York Metropolitan Trans. Auth. Rev. Series 2C, 0.18% 12/5/12, LOC Royal Bank of Canada, CP	30,300	30,300
New York Pwr. Auth. Series 1:
0.19% 11/15/12, CP	7,300	7,300
0.19% 12/14/12, CP	10,000	10,000
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 2% 4/1/13	20,200	20,352
Suffolk County Wtr. Auth. BAN Series 2012 A, 2% 1/15/13	10,900	10,940
		90,192
New York & New Jersey - 0.0%
Port Auth. of New York & New Jersey Series B, 0.18% 11/14/12, CP	4,100	4,100
North Carolina - 0.6%
Board of Governors of the Univ. of North Carolina:
Series 2012 D, 0.19% 2/13/13, CP	3,500	3,500
Series D:
0.18% 12/3/12, CP	14,800	14,800
0.19% 2/6/13, CP	3,500	3,500
0.19% 2/6/13, CP	1,000	1,000
Guilford County Gen. Oblig. Bonds Series 2012 A, 2% 3/1/13	3,645	3,667
Mecklenburg County Pub. Facilities Corp. Bonds Series 2009, 5% 3/1/13	3,920	3,982
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2008 A, 5% 1/1/13	2,500	2,519
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Gen. Oblig. Bonds Series 2007 A, 5% 3/1/13	$ 15,525	$ 15,770
Wake County Gen. Oblig. Bonds Series 2012 A, 5% 2/1/13	1,490	1,508
		50,246
Ohio - 0.3%
Ohio Gen. Oblig. Bonds Series 2012 A, 2% 2/1/13	1,060	1,065
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.21% tender 2/7/13, CP mode	3,000	3,000
Series 2008 B6:
0.18% tender 12/6/12, CP mode	10,000	10,000
0.21% tender 2/7/13, CP mode	15,000	15,000
		29,065
Oregon - 1.2%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 E:
0.18% tender 11/15/12, CP mode	8,000	8,000
0.19% tender 12/5/12, CP mode	10,000	10,000
Series 2003 G, 0.18% tender 11/19/12, CP mode	14,275	14,275
Series F, 0.19% tender 12/11/12, CP mode	10,000	10,000
Oregon Gen. Oblig. TAN Series 2012 A, 2% 6/28/13	61,115	61,835
Portland Swr. Sys. Rev. Bonds Series 2007 A, 5% 6/1/13	3,675	3,777
		107,887
South Carolina - 0.6%
Charleston County School District:
Bonds Series 2012 B, 5% 3/1/13 (b)	5,800	5,890
TAN Series 2012, 1% 4/1/13	17,400	17,457
Darlington County School District Bonds 5% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	1,280	1,300
Horry County School District Bonds Series 2002 A, 5.125% 3/1/13	1,000	1,016
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2012 D, 1.75% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	7,700	7,740
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5.25% 1/1/13	3,500	3,529
Series 2010 B:
0.18% 11/16/12, CP	1,798	1,798
0.19% 11/6/12, CP	1,157	1,157
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series 2010 B:
0.21% 11/20/12, CP	$ 6,798	$ 6,798
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 11/1/12, CP mode	7,100	7,100
		53,785
Texas - 5.9%
Austin Elec. Util. Sys. Rev. Series 2012 A, 0.2% 11/13/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	36,600	36,600
Boerne Independent School District Bonds Series 2012, 2% 2/1/13 (Permanent School Fund of Texas Guaranteed)	3,880	3,898
Frisco Independent School District Bonds Series WF 11 1C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,850	6,850
Harris County Gen. Oblig.:
Series A1, 0.18% 11/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,300	4,300
Series D, 0.19% 12/6/12 (Liquidity Facility JPMorgan Chase Bank), CP	1,000	1,000
TAN Series 2012:
1% 2/28/13	40,300	40,407
2% 2/28/13	7,000	7,042
Harris County Metropolitan Trans. Auth.:
Series A1:
0.2% 12/5/12 (Liquidity Facility JPMorgan Chase Bank), CP	28,150	28,150
0.2% 12/11/12 (Liquidity Facility JPMorgan Chase Bank), CP	15,400	15,400
0.21% 2/7/13 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Series A3, 0.21% 2/20/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Houston Gen. Oblig.:
Bonds Series 2010 A, 4% 3/1/13	5,805	5,878
Series 2012 A, 0.29% 11/16/12, LOC Union Bank of California, CP	7,600	7,600
Lower Colorado River Auth. Rev.:
Series 2012 B, 0.22% 11/1/12, LOC Bank of America NA, CP	7,600	7,600
0.19% 11/5/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,850	4,850
0.19% 11/13/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,500	14,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
0.2% 2/6/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 12,900	$ 12,900
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,270	7,270
North Texas Tollway Auth. Rev. Bonds Series 2009 D, 0.22% tender 12/13/12, LOC JPMorgan Chase Bank, CP mode	8,000	8,000
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2006 A, 5% 2/1/13	2,200	2,226
5.25% 2/1/13	1,090	1,104
San Antonio Wtr. Sys. Rev. Bonds Series 2011 A, 3% 5/15/13	1,000	1,015
Texas A&M Univ. Rev. Series 1993 B:
0.17% 11/6/12, CP	31,000	31,000
0.18% 12/6/12, CP	18,000	18,000
Texas Gen. Oblig. TRAN 2.5% 8/30/13	175,000	178,301
Texas Muni. Pwr. Agcy. Rev. Series 2005, 0.22% 11/5/12, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP	2,500	2,500
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007, 5% 4/1/13	2,425	2,473
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2004 A, 5.25% 8/15/13	2,900	3,014
Series 2002 A:
0.18% 12/3/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.22% 12/5/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,494	11,494
0.22% 12/12/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,700	5,700
Upper Trinity Reg'l. Wtr. District Series 2012 A, 0.22% 11/6/12, LOC Bank of America NA, CP	5,200	5,200
Victoria Independent School District Bonds Series WF 08 26C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	12,305	12,305
		512,327
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B, 0.2% 12/18/12 (Liquidity Facility JPMorgan Chase Bank), CP	41,000	41,000
Series 1997 B1, 0.19% 12/19/12 (Liquidity Facility Bank of Nova Scotia), CP	5,000	5,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.: - continued
Series 1998 B4, 0.18% 11/7/12 (Liquidity Facility JPMorgan Chase Bank), CP	$ 2,940	$ 2,940
Utah Gen. Oblig. Bonds Series 2011 A, 4% 7/1/13	1,000	1,025
		49,965
Virginia - 0.7%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.29%, tender 5/29/13 (c)	7,900	7,900
Loudoun County Gen. Oblig. Bonds Series 2012 A, 3% 12/1/12	4,085	4,094
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 C, 0.33%, tender 5/29/13 (c)	17,345	17,345
Series 2012 A, 0.29%, tender 5/29/13 (c)	13,145	13,145
Univ. of Virginia Gen. Rev. Series 2003 A, 0.18% 12/5/12, CP	5,000	5,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2009 D, 5% 2/1/13	4,130	4,180
Virginia Commonwealth Trans. Board Rev. Bonds Series 2007 B, 5% 5/15/13	3,000	3,077
Virginia Gen. Oblig. Bonds Series 2007 A, 5% 6/1/13	1,190	1,223
Virginia Pub. School Auth. Bonds Series X, 5% 4/15/13	5,000	5,108
		61,072
Washington - 0.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	9,950	9,950
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2004 A, 5.25% 7/1/13	1,815	1,876
Series 2007 A, 5% 7/1/13	1,675	1,728
Series 2008 C, 5% 7/1/13	4,495	4,637
King County Swr. Rev. Bonds Series 2010, 4% 1/1/13	3,080	3,099
Seattle Gen. Oblig. Bonds Series 2009, 5% 5/1/13	1,000	1,024
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2008, 5% 4/1/13	3,000	3,059
Series 2010 B, 3% 2/1/13	1,000	1,007
Washington Gen. Oblig. Bonds:
Series 2003 A, 5% 7/1/13	1,050	1,083
Series 2003 D, 5% 12/1/12	5,000	5,020
Series 2012 B2, 4% 8/1/13	2,055	2,113
Series 2012 D, 2% 2/1/13	9,835	9,880
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Bonds: - continued
Series 2012 E, 4% 2/1/13	$ 4,080	$ 4,119
Series 2013 A:
3% 1/1/13	1,855	1,864
4% 7/1/13	2,500	2,562
		53,021
Wisconsin - 1.0%
Milwaukee Gen. Oblig. RAN Series 2012 R1, 1.25% 12/4/12	5,100	5,105
Milwaukee School District RAN Series 2012 M11, 1.5% 6/26/13	26,100	26,319
Wisconsin Gen. Oblig.:
Series 2005 A, 0.19% 12/18/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
Series 2006 A:
0.18% 11/8/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,900	13,900
0.18% 12/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	9,500	9,500
0.19% 12/18/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,250	3,250
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
(Ministry Health Care Proj.) Series 2012 A, 0.19% tender 2/5/13, LOC U.S. Bank NA, Cincinnati, CP mode	4,600	4,600
Series 2012 B, 2% 8/15/13	3,100	3,139
Wisconsin Trans. Rev.:
Series 1997, 0.19% 12/18/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,341	10,341
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2006 A:
0.18% 11/8/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 2,000	$ 2,000
0.2% 12/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,910	6,910
		87,564
TOTAL OTHER MUNICIPAL DEBT		2,911,719
Investment Company - 3.6%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.21% (d)(e)	317,683	317,683
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $8,708,980)		8,708,980
NET OTHER ASSETS (LIABILITIES) - 0.4%		32,023
NET ASSETS - 100%		$ 8,741,003
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $126,980,000 or 1.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	9/29/11	$ 10,335
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 9,950
Security	Acquisition Date	Cost (000s)
District of Columbia Income Tax Rev. Bonds Series WF 11 145C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	12/22/11	$ 13,600
Frisco Independent School District Bonds Series WF 11 1C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	1/25/12	$ 6,850
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	11/3/11	$ 6,820
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 7,270
Palm Beach County Solid Waste Auth. Rev. Bonds Series WF 11 118, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	10/27/11 - 12/2/11	$ 26,135
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12 - 5/1/12	$ 8,000
Security	Acquisition Date	Cost (000s)
Tampa Health Sys. Rev. Bonds Series WF 12 21 C, 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA)	7/3/12 - 9/10/12	$ 9,815
Victoria Independent School District Bonds Series WF 08 26C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 12,305
Orange County Sales Tax Rev. Bonds Series WF 12 20C 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	4/26/12	$ 15,900
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 521
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,391,297)	$ 8,391,297
Fidelity Central Funds (cost $317,683)	317,683
Total Investments (cost $8,708,980)		$ 8,708,980
Cash		558
Receivable for investments sold		22,179
Receivable for fund shares sold		101,553
Interest receivable		11,298
Distributions receivable from Fidelity Central Funds		36
Receivable from investment adviser for expense reductions		68
Other receivables		42
Total assets		8,844,714

Liabilities
Payable for investments purchased Regular delivery	$ 17,701
Delayed delivery	8,910
Payable for fund shares redeemed	72,632
Distributions payable	4
Accrued management fee	1,359
Other affiliated payables	2,994
Other payables and accrued expenses	111
Total liabilities		103,711

Net Assets		$ 8,741,003
Net Assets consist of:
Paid in capital		$ 8,740,849
Accumulated undistributed net realized gain (loss) on investments		154
Net Assets		$ 8,741,003

Daily Money Class: Net Asset Value, offering price and redemption price per share ($481,083 ÷ 480,605 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($402,352 ÷ 401,964 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($7,857,568 ÷ 7,853,453 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2012

Investment Income
Interest		$ 14,056
Income from Fidelity Central Funds		521
Total income		14,577

Expenses
Management fee	$ 20,596
Transfer agent fees	16,473
Distribution and service plan fees	3,211
Accounting fees and expenses	681
Custodian fees and expenses	109
Independent trustees' compensation	30
Registration fees	625
Audit	50
Legal	24
Miscellaneous	52
Total expenses before reductions	41,851
Expense reductions	(28,099)	13,752
Net investment income (loss)		825
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		585
Net increase in net assets resulting from operations		$ 1,410

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 825	$ 747
Net realized gain (loss)	585	63
Net increase in net assets resulting from operations	1,410	810
Distributions to shareholders from net investment income	(826)	(747)
Share transactions - net increase (decrease)	784,249	1,070,916
Total increase (decrease) in net assets	784,833	1,070,979

Net Assets
Beginning of period	7,956,170	6,885,191
End of period	$ 8,741,003	$ 7,956,170

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	.001	.019
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	.001	.019
Distributions from net investment income	- D	- D	- D	(.001)	(.019)
Distributions from net realized gain	-	-	-	-	- D
Total distributions	- D	- D	- D	(.001)	(.019)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.06%	1.87%
Ratios to Average Net Assets B, C
Expenses before reductions	.72%	.72%	.72%	.76%	.73%
Expenses net of fee waivers, if any	.17%	.21%	.28%	.60%	.70%
Expenses net of all reductions	.17%	.21%	.28%	.59%	.61%
Net investment income (loss)	.01%	.01%	.01%	.05%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$ 481	$ 525	$ 508	$ 597	$ 922

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.016
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	- D	.016
Distributions from net investment income	- D	- D	- D	- D	(.016)
Distributions from net realized gain	-	-	-	-	- D
Total distributions	- D	- D	- D	- D	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.02%	1.62%
Ratios to Average Net Assets B, C
Expenses before reductions	.97%	.97%	.97%	1.01%	.98%
Expenses net of fee waivers, if any	.17%	.22%	.28%	.63%	.95%
Expenses net of all reductions	.17%	.22%	.28%	.63%	.86%
Net investment income (loss)	.01%	.01%	.01%	.02%	1.56%
Supplemental Data
Net assets, end of period (in millions)	$ 402	$ 399	$ 371	$ 452	$ 660

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	.002	.021
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	.002	.021
Distributions from net investment income	- D	- D	- D	(.002)	(.021)
Distributions from net realized gain	-	-	-	-	- D
Total distributions	- D	- D	- D	(.002)	(.021)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.18%	2.13%
Ratios to Average Net Assets B, C
Expenses before reductions	.47%	.47%	.47%	.51%	.48%
Expenses net of fee waivers, if any	.17%	.21%	.28%	.47%	.45%
Expenses net of all reductions	.17%	.21%	.28%	.46%	.36%
Net investment income (loss)	.01%	.01%	.01%	.18%	2.06%
Supplemental Data
Net assets, end of period (in millions)	$ 7,858	$ 7,032	$ 6,006	$ 5,918	$ 6,784

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury offers three classes of shares, Daily Money Class, Capital Reserves Class and Advisor C Class. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Effective after the close of business on September 1, 2010, Advisor B Class shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class, along with Advisor B Class, has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor B Class shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Prime and Tax-Exempt, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of October 31, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

Prime and Tax-Exempt purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Treasury	$ 5,363,264	$ -	$ -	$ -
Prime	17,918,818	-	-	-
Tax Exempt	8,708,980	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Treasury	$ -	$ 33	$ -	$ -
Prime	-	118	-	-
Tax-Exempt	51	-	144	-

The tax character of distributions paid was as follows:

October 31, 2012	Tax-Exempt Income	Ordinary Income	Total
Treasury	$ -	$ 533	$ 533
Prime	-	1,759	1,759
Tax-Exempt	826	-	826

October 31, 2011	Tax-Exempt Income	Ordinary Income	Total
Treasury	$ -	$ 363	$ 363
Prime	-	1,801	1,801
Tax-Exempt	747	-	747

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase agreements whereby a fund transfers securities to a counterparty who then agrees to transfer them back to the applicable fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. A fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. A fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding each applicable fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. At period end, there were no reverse repurchase agreements outstanding. Information related to reverse repurchase agreements for which each applicable fund was subject to interest is as follows:

	Average Loan Balance	Weighted Average Interest Rate
Prime	$ 13,435.03%

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Treasury	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Daily Money Class	-%	.25%	$ 9,445	$ -
Capital Reserves Class	.25%	.25%	7,028	-
Advisor B Class	.75%	.25%	323	-
Advisor C Class	.75%	.25%	1,089	-
			$ 17,885	$ -
Prime
Daily Money Class	-%	.25%	$ 20,636	$ -
Capital Reserves Class	.25%	.25%	46,651	-
			$ 67,287	$ -
Tax-Exempt
Daily Money Class	-%	.25%	$ 1,231	$ -
Capital Reserves Class	.25%	.25%	1,980	-
			$ 3,211	$ -

During the period, FMR or its affiliates waived a portion of these fees.

Sales Load. Fidelity Distributors Corporation (FDC) receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5.00% to 1.00% for Treasury - Advisor B and 1.00% for Treasury - Advisor C. In

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Treasury
Daily Money Class	$ 1
Advisor B Class*	122
Advisor C Class*	45
Prime
Daily Money Class	9
Tax-Exempt
Daily Money Class	-

* When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for Tax-Exempt. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with Tax-Exempt's transfer agency and shareholder servicing functions. FIIOC receives asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of average net assets. The transfer agent fee for each class of Tax-Exempt is paid to Citibank. For the period, transfer agent fees for each class were as follows:

Treasury - Daily Money Class	$ 7,578
Treasury - Capital Reserves Class	2,813
Treasury - Advisor B Class	65
Treasury - Advisor C Class	221
$ 10,677
Prime - Daily Money Class	$ 16,567
Prime - Capital Reserves Class	18,662
$ 35,229
Tax-Exempt - Daily Money Class	$ 985
Tax-Exempt - Capital Reserves Class	792
Tax-Exempt - Fidelity Tax-Free Money Market Fund	14,696
$ 16,473

During the period, FMR or its affiliates waived a portion of these fees.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt's accounting records. The fee is based on the level of average net assets for each month. The fee for Tax-Exempt is paid to Citibank.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from Adviser
Prime
Daily Money Class	.70%	$ 2,847
Capital Reserves Class	.95%	3,156
Tax-Exempt
Daily Money Class	.70%	95
Capital Reserves Class	.95%	76
Fidelity Tax-Free Money Market Fund	.45%	1,385

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Treasury
Daily Money Class	$ 22,587
Capital Reserves Class	11,895
Advisor B Class	436
Advisor C Class	1,470
Prime
Daily Money Class	30,026
Capital Reserves Class	57,270
Tax-Exempt
Daily Money Class	2,630
Capital Reserves Class	3,107
Fidelity Tax-Free Money Market Fund	20,803

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Treasury	$ 1
Tax-Exempt	3

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2012	2011
From net investment income
Treasury - Daily Money Class	$ 378	$ 238
Treasury - Capital Reserves Class	141	110
Treasury - Advisor B Class	3	4
Treasury - Advisor C Class	11	11
Total	$ 533	$ 363
Prime - Daily Money Class	$ 826	$ 883
Prime - Capital Reserves Class	933	918
Total	$ 1,759	$ 1,801
Tax-Exempt - Daily Money Class	$ 49	$ 51
Tax-Exempt - Capital Reserves Class	40	36
Tax-Exempt - Fidelity Tax-Free Money Market Fund	737	660
Total	$ 826	$ 747

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended October 31,	2012	2011
Treasury - Daily Money Class Shares sold	13,755,352	11,349,815
Reinvestment of distributions	333	226
Shares redeemed	(13,766,136)	(9,646,153)
Net increase (decrease)	(10,451)	1,703,888
Treasury - Capital Reserves Class Shares sold	4,221,478	3,425,343
Reinvestment of distributions	114	100
Shares redeemed	(4,156,831)	(3,251,145)
Net increase (decrease)	64,761	174,298

Annual Report

7. Share Transactions - continued

Years ended October 31,	2012	2011
Treasury - Advisor B Class Shares sold	9,441	24,999
Reinvestment of distributions	3	4
Shares redeemed	(20,456)	(33,739)
Net increase (decrease)	(11,012)	(8,736)
Treasury - Advisor C Class Shares sold	81,602	155,522
Reinvestment of distributions	10	10
Shares redeemed	(106,198)	(134,679)
Net increase (decrease)	(24,586)	20,853
Prime - Daily Money Class Shares sold	27,164,770	33,868,983
Reinvestment of distributions	761	857
Shares redeemed	(27,544,979)	(34,155,511)
Net increase (decrease)	(379,448)	(285,671)
Prime - Capital Reserves Class Shares sold	34,545,155	36,680,214
Reinvestment of distributions	843	896
Shares redeemed	(34,263,372)	(36,811,686)
Net increase (decrease)	282,626	(130,576)
Tax-Exempt - Daily Money Class Shares sold	1,276,010	1,710,214
Reinvestment of distributions	46	49
Shares redeemed	(1,319,510)	(1,693,548)
Net increase (decrease)	(43,454)	16,715
Tax-Exempt - Capital Reserves Class Shares sold	1,613,134	1,946,190
Reinvestment of distributions	34	36
Shares redeemed	(1,610,092)	(1,918,448)
Net increase (decrease)	3,076	27,778
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	23,396,718	25,532,133
Reinvestment of distributions	716	652
Shares redeemed	(22,572,807)	(24,506,362)
Net increase (decrease)	824,627	1,026,423

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Newbury Street Trust and the Shareholders of Treasury Fund, Prime Fund and Tax-Exempt Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Treasury Fund, Prime Fund and Tax-Exempt Fund (funds of Fidelity Newbury Street Trust) at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Newbury Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 12, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 443 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Nancy D. Prior (45)

Year of Election or Appointment: 2012

Vice President of Fidelity's Money Market Funds. Ms. Prior also serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-2009).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Tax-Exempt Fund	$200,329

A percentage of the dividends distributed during the fiscal year for the following fund were free from federal income tax:

Tax-Exempt Fund	100%

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Fund	35.76%
Prime Fund	4.63%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2012 to October 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Fund	$441,262
Prime Fund	$1,279,465

The funds will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Management Funds: Treasury Fund / Prime Fund / Tax-Exempt Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board.

For Treasury Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Daily Money Class and Advisor B Class of the fund and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Daily Money Class and Advisor B Class show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

For Prime Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Daily Money Class and Capital Reserves Class of the fund and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund.

For Tax-Exempt Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Capital Reserves Class of the fund and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Capital Reserves Class show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Treasury Fund

Annual Report

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Daily Money Class of the fund was in the first quartile for the one- and five-year periods and the second quartile for the three-year period. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Prime Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Daily Money Class of the fund was in the third quartile for the one-year period, the first quartile for the three-year period and the second quartile for the five-year period. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board noted that there was a portfolio management change for the fund in December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Tax-Exempt Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one- and three-year periods and the second quartile for the five-year period. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group. The Board noted that this fund had underperformed in the past and discussed with FMR its disappointment with the continued underperformance of the fund. The Board noted that there was a portfolio management change for the fund in December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Treasury Fund

Prime Fund

Annual Report

Tax-Exempt Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Tax-Free Money Market Fund (retail class of Tax-Exempt Fund): The Board noted that the total expense ratio of the class ranked below its competitive median for 2011.

Daily Money Class (0.25% 12b-1 fee class of each fund): The Board noted that the total expense ratio of Daily Money Class of each of Tax-Exempt Fund and Treasury Fund ranked below its competitive median for 2011 and the total expense ratio of Daily Money Class of Prime Fund ranked above its competitive median for 2011.

Capital Reserves Class (0.50% 12b-1 fee class of each fund): The Board noted that the total expense ratio of Capital Reserves Class of each of Tax-Exempt Fund and Treasury Fund ranked below its competitive median for 2011 and the total expense ratio of Capital Reserves Class of Prime Fund ranked above its competitive median for 2011. The Board noted that Lipper categorizes this class as level load.

Advisor B Class (1.00% 12b-1 fee class of Treasury Fund): The Board noted that the total expense ratio of the class ranked below its competitive median for 2011.

Advisor C Class (1.00% 12b-1 fee class of Treasury Fund): The Board noted that the total expense ratio of the class ranked below its competitive median for 2011.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York Mellon

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

DMFI-ANN-1212
1.538749.115

Fidelity®

Tax-Free Money Market

Fund

A Class of Fidelity
Cash Management Funds:
Tax-Exempt Fund

Annual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments with their values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Daily Money Class	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .96**
HypotheticalA		$ 1,000.00	$ 1,024.18	$ .97**
Capital Reserves Class	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .96**
HypotheticalA		$ 1,000.00	$ 1,024.18	$ .97**
Fidelity® Tax-Free Money Market Fund	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .96**
HypotheticalA		$ 1,000.00	$ 1,024.18	$ .97**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Daily Money Class	.70%
Actual		$ 3.51
HypotheticalA		$ 3.56
Capital Reserves Class	.95%
Actual		$ 4.77
HypotheticalA		$ 4.82
Fidelity® Tax-Free Money Market Fund	.45%
Actual		$ 2.26
HypotheticalA		$ 2.29

A 5% return per year before expenses

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/12	% of fund's investments 4/30/12	% of fund's investments 10/31/11
1 - 7	70.0	75.7	84.4
8 - 30	3.7	4.0	1.2
31 - 60	6.4	7.2	2.3
61 - 90	1.3	4.0	3.1
91 - 180	8.8	6.6	2.3
> 180	9.8	2.5	6.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	10/31/12	4/30/12	10/31/11
Tax-Exempt Fund	44 Days	26 Days	29 Days
All Tax-Free Money Market Funds Average*	37 Days	26 Days	33 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/12	4/30/12	10/31/11
Tax-Exempt Fund	44 Days	26 Days	29 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of October 31, 2012	As of April 30, 2012
Variable Rate Demand Notes (VRDNs) 62.7%	Variable Rate Demand Notes (VRDNs) 68.5%
Other Municipal Debt 33.3%	Other Municipal Debt 26.7%
Investment Companies 3.6%	Investment Companies 3.2%
Net Other Assets (Liabilities) 0.4%	Net Other Assets (Liabilities) 1.6%

Current and Historical Seven-Day Yields

	10/31/12	7/31/12	4/30/12	1/30/12	10/31/11

Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Fidelity Tax-Free Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2012, the most recent period shown in the table, would have been -0.49% for Daily Money Class, -0.74 for Capital Reserves Class, and -0.24% for Fidelity Tax-Free Money Market Fund.

* Source: iMoneyNet, Inc.

Annual Report

Investments October 31, 2012

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.21% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	$ 5,225	$ 5,225
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	2,900	2,900
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.26% 11/7/12, LOC Bayerische Landesbank Girozentrale, VRDN (c)	4,655	4,655
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.23% 11/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.26% 11/2/12, VRDN (c)	1,700	1,700
Univ. of Alabama Gen. Rev. Participating VRDN Series WF 12 83C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	13,700	13,700
		32,180
Alaska - 1.1%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.22% 11/7/12, LOC Union Bank of California, VRDN (c)	32,725	32,725
Participating VRDN Series WF 11 132C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	8,680	8,680
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	21,800	21,800
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 06 33, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,040	12,040
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.):
Series 1994 A, 0.22% 11/7/12 (ConocoPhillips Guaranteed), VRDN (c)	4,200	4,200
0.22% 11/7/12, VRDN (c)	3,500	3,500
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.23% 11/7/12 (ConocoPhillips Guaranteed), VRDN (c)	13,105	13,105
Series 1994 C, 0.25% 11/7/12 (ConocoPhillips Guaranteed), VRDN (c)	4,500	4,500
		100,550
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - 1.9%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.22% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	$ 8,730	$ 8,730
(Catholic Healthcare West Proj.) Series 2005 B, 0.21% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	4,310	4,310
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	4,575	4,575
Arizona School Facilities Board Rev. Participating VRDN Series BC 11 102W, 0.23% 11/7/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	6,400	6,400
Arizona Trans. Board Excise Tax Rev. Participating VRDN Series MT 726, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	6,500	6,500
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.22% 11/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,040	4,040
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	6,400	6,400
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.23% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,900	5,900
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.22% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	22,575	22,575
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	8,100	8,100
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.22% 11/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	4,100	4,100
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.23% 11/7/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series EGL 06 0141, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	16,500	16,500
Series EGL 06 14 Class A, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	11,200	11,200
Series EGL 07 0012, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	14,850	14,850
Series MS 3078, 0.21% 11/7/12 (Liquidity Facility Cr. Suisse New York Branch) (c)(f)	4,500	4,500
Series Putters 3708Z, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	16,665	16,665
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN: - continued
Series Putters 4188, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 5,490	$ 5,490
Series WF 09 40C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,345	3,345
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	4,970	4,970
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
		166,150
California - 4.7%
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 07 0066, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,200	4,200
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.22% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	9,645	9,645
California Gen. Oblig.:
Participating VRDN Series Putters 4265, 0.23% 11/1/12 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	20,500	20,500
Series 2003 C1, 0.21% 11/7/12, LOC Bank of America NA, VRDN (c)	5,700	5,700
Series 2004 B4, 0.19% 11/7/12, LOC Citibank NA, VRDN (c)	9,000	9,000
Series 2005 B1, 0.21% 11/7/12, LOC Bank of America NA, VRDN (c)	79,400	79,400
Series B6, 0.2% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	9,200	9,200
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 H, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	8,500	8,500
(Scripps Health Proj.) Series 2008 D, 0.21% 11/7/12, LOC Bank of America NA, VRDN (c)	27,250	27,250
Participating VRDN:
Series DB 3294, 0.24% 11/7/12 (Liquidity Facility Deutsche Bank AG) (c)(f)	5,000	5,000
Series MS 3248, 0.24% 11/7/12 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)	5,400	5,400
Series Putters 3878 Q, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	$ 7,500	$ 7,500
California Statewide Cmntys. Dev. Auth. Rev. (American Baptist Homes of the West Proj.) Series 2006, 0.21% 11/7/12, LOC Bank of America NA, VRDN (c)	400	400
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.24% 11/7/12, LOC Lloyds TSB Bank PLC, VRDN (c)	2,000	2,000
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.21% 11/7/12, LOC Citibank NA, VRDN (c)	46,460	46,460
Foothill-De Anza Cmnty. College District Participating VRDN Series WF 11 68C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	8,470	8,470
Los Angeles Cmnty. College District Participating VRDN Series ROC II R 11727, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 3332, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,660	6,660
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	10,680	10,680
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.21% 11/7/12, LOC Citibank NA, VRDN (c)	18,400	18,400
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	23,250	23,250
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,850	6,850
Series Putters 3028, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,715	8,715
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.23% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	1,405	1,405
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.22% 11/7/12, LOC Freddie Mac, VRDN (c)	8,400	8,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara Elec. Rev. Series 2008 B. 0.21% 11/1/12, LOC Bank of America NA, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	$ 50,285	$ 50,285
Univ. of California Revs. Participating VRDN Series Putters 3365, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,055	4,055
		408,195
Colorado - 1.9%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	7,000	7,000
Colorado Gen. Fdg. Rev. Participating VRDN Series Putters 4251, 0.23% 11/1/12 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	47,125	47,125
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.21% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,425	12,425
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	12,500	12,500
Series EGL 07 0039, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	17,575	17,575
Series EGL 07 0040, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	9,800	9,800
Series MT 741, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	7,320	7,320
Colorado Univ. Co. Hosp. Auth. Rev.:
Series 2004 A, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	9,400	9,400
Series 2008 B, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	17,600	17,600
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.22% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	9,400	9,400
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.65% 11/7/12, LOC BNP Paribas SA, VRDN (c)	2,900	2,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Moffat County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 0.22% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	$ 3,700	$ 3,700
(Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.22% 11/7/12, LOC Bank of America NA, VRDN (c)	7,625	7,625
		164,370
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.37% 11/7/12, VRDN (c)	3,500	3,500
Series 1999 A, 0.48% 11/7/12, VRDN (c)	2,800	2,800
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	12,555	12,555
		18,855
District Of Columbia - 0.7%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.22% 11/7/12, LOC Freddie Mac, VRDN (c)	3,635	3,635
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	12,145	12,145
(Defenders of Wildlife Proj.) 0.26% 11/7/12, LOC Bank of America NA, VRDN (c)	5,710	5,710
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	6,700	6,700
(The AARP Foundation Proj.) Series 2004, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	8,500	8,500
(The Phillips Collection Issue Proj.) Series 2003, 0.41% 11/7/12, LOC Bank of America NA, VRDN (c)	4,805	4,805
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,575	12,575
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D1, 0.22% 11/7/12, LOC Bank of America NA, VRDN (c)	4,700	4,700
		58,770
Florida - 3.4%
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.21% 11/7/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	2,715	2,715
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.24% 11/7/12, LOC Bank of America NA, VRDN (c)	$ 1,770	$ 1,770
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 07 0049, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	29,585	29,585
Series EGL 7050054 Class A, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	18,840	18,840
Series MS 3059, 0.21% 11/7/12 (Liquidity Facility Cr. Suisse New York Branch) (c)(f)	5,615	5,615
Series Putters 3834 Z, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,270	10,270
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,845	11,845
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.23% 11/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.22% 11/7/12, LOC Fannie Mae, VRDN (c)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.22% 11/7/12, LOC Fannie Mae, VRDN (c)	5,850	5,850
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.25% 11/1/12, LOC Bank of America NA, VRDN (c)	15,000	15,000
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.22% 11/7/12, LOC Bank of America NA, VRDN (c)	24,290	24,290
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.24% 11/7/12, LOC Bank of America NA, VRDN (c)	8,700	8,700
Orlando & Orange County Expressway Auth. Rev. Series 2003 C2, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	19,585	19,585
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.21% 11/7/12, LOC Northern Trust Co., VRDN (c)	6,500	6,500
(Planned Parenthood Proj.) Series 2002, 0.21% 11/7/12, LOC Northern Trust Co., VRDN (c)	2,700	2,700
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.21% 11/7/12, LOC Northern Trust Co., VRDN (c)	13,190	13,190
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,775	1,775
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	$ 13,875	$ 13,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.22% 11/7/12, LOC Freddie Mac, VRDN (c)	5,150	5,150
Sunshine State Govt. Fing. Commission Rev.:
(Miami-Dade County Prog.):
Series 2010 A, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	5,700	5,700
Series 2010 B, 0.22% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	8,400	8,400
Series 2011 C, 0.22% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	18,850	18,850
Tallahassee Energy Sys. Rev. Participating VRDN Series Putters 4204, 0.25% 11/1/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	41,775	41,775
USF College of Medicine Health Facilities Series 2006 A1, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	18,900	18,900
		294,590
Georgia - 2.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.26% 11/1/12, VRDN (c)	4,000	4,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,600	16,600
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.23% 11/7/12, LOC Freddie Mac, VRDN (c)	18,175	18,175
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.21% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	5,200	5,200
(Pace Academy, Inc. Proj.) Series 2008, 0.26% 11/1/12, LOC Bank of America NA, VRDN (c)	14,700	14,700
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.23% 11/7/12, LOC Bank of Scotland PLC, VRDN (c)	4,195	4,195
Georgia Gen. Oblig. Participating VRDN:
Series 85TP, 0.22% 11/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,490	3,490
Series Putters 804, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	11,180	11,180
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Gen. Oblig. Participating VRDN: - continued
Series PZ 271, 0.23% 11/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	$ 9,873	$ 9,873
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	10,170	10,170
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.28% 11/1/12, VRDN (c)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.21% 11/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	33,835	33,835
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series Putters 3755, 0.24% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,500	2,500
Series Putters 4016, 0.24% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,500	6,500
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Muni. Elec. Auth. of Georgia Series 1985 B, 0.19% 11/7/12, LOC Barclays Bank PLC, VRDN (c)	32,490	32,490
Private Colleges & Univs. Auth. Rev.:
(Mercer Univ. Proj.) Series 2011 A, 0.22% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	10,000	10,000
Participating VRDN Series WF 11 32C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,800	5,800
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.21% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	5,150	5,150
Series 2009 B, 0.21% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	3,900	3,900
		209,258
Hawaii - 0.2%
Hawaii Gen. Oblig. Participating VRDN Series MT 4718, 0.27% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	1,660	1,660
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.22% 11/7/12, LOC Freddie Mac, VRDN (c)	1,400	1,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series ROC II R 11989, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	$ 5,550	$ 5,550
Series WF 11 119C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,610	5,610
		14,220
Illinois - 5.5%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.22% 11/7/12, LOC Northern Trust Co., VRDN (c)	17,500	17,500
Chicago Board of Ed. Series 2000 B, 0.22% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	27,200	27,200
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	13,200	13,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series Clipper 07 12, 0.22% 11/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	10,350	10,350
Series Solar 06 75, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,400	7,400
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.23% 11/7/12, LOC Barclays Bank PLC, VRDN (c)	21,700	21,700
Chicago Park District Gen. Oblig. Participating VRDN Series Putters 3842, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.22% 11/7/12, LOC California Pub. Employees Retirement Sys., VRDN (c)	19,575	19,575
Series 2004 A2, 0.22% 11/7/12, LOC California Pub. Employees Retirement Sys., VRDN (c)	34,005	34,005
Series 2004 A3, 0.22% 11/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,200	2,200
DuPage County Rev. (Morton Arboretum Proj.) 0.24% 11/7/12, LOC Bank of America NA, VRDN (c)	6,200	6,200
Illinois Edl. Facilities Auth. Rev.:
(Elmhurst College Proj.) Series 2003, 0.21% 11/7/12, LOC BMO Harris Bank NA, VRDN (c)	2,550	2,550
Participating VRDN Series ROC II R 12278, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	5,200	5,200
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	31,175	31,175
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Chicago Symphony Orchestra Proj.) Series 2008, 0.22% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 16,050	$ 16,050
(Children's Memorial Hosp. Proj.) Series 2008 C, 0.22% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	3,400	3,400
(Edward Hosp. Obligated Group Proj.):
Series 2008 B2, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,825	12,825
Series 2008 C, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	11,235	11,235
Series 2009 A, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	8,200	8,200
(North Central College Proj.) Series 2008, 0.26% 11/7/12, LOC Bank of America NA, VRDN (c)	17,000	17,000
(OSF Healthcare Sys. Proj.):
Series 2009 C, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	21,000	21,000
Series 2009 D, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
(Provena Health Proj.) Series D, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	7,700	7,700
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.22% 11/7/12, LOC Northern Trust Co., VRDN (c)	9,500	9,500
(Trinity Int'l. Univ. Proj.) Series 2009, 0.21% 11/7/12, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	9,600	9,600
Participating VRDN:
Series EGL 06 115, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series EGL 06 118, Class A, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	12,570	12,570
Series Putters 3288Z, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,960	2,960
Series Putters 3764, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Series 2011 B, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	10,000	10,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.23% 11/7/12, LOC Freddie Mac, VRDN (c)	11,750	11,750
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev. Participating VRDN:
Series MS 3283 X, 0.21% 11/7/12 (Liquidity Facility Cr. Suisse New York Branch) (c)(f)	$ 3,810	$ 3,810
Series WF 11 125C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	22,330	22,330
Illinois Toll Hwy. Auth. Toll Hwy. Rev. 0.23% 11/7/12, LOC Citibank NA, VRDN (c)	42,100	42,100
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.22% 11/7/12 (Liquidity Facility Cr. Suisse New York Branch) (c)(f)	4,000	4,000
Series MS 3215, 0.27% 11/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	1,700	1,700
Univ. of Illinois Rev. Series 2008, 0.21% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	13,100	13,100
		485,085
Indiana - 2.0%
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 07 26, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,000	2,000
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	15,360	15,360
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,510	11,510
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.23% 11/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)	15,425	15,425
Series 2005, 0.26% 11/7/12, LOC Royal Bank of Scotland PLC, VRDN (c)	10,950	10,950
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.21% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	5,500	5,500
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	29,800	29,800
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series 2004 B, 0.27% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	4,470	4,470
Indiana Fin. Auth. Hosp. Rev. (Cmnty. Health Network Proj.) Series 2009 A, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	9,800	9,800
Indiana Fin. Auth. Rev. (Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.21% 11/7/12, LOC PNC Bank NA, VRDN (c)	20,290	20,290
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hospitals Proj.) Series 1997 B, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	$ 15,000	$ 15,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.21% 11/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (c)	26,000	26,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.2% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,000	3,000
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	6,300	6,300
		175,405
Iowa - 0.2%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.22% 11/7/12, VRDN (c)	18,500	18,500
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	5,200	5,200
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.22% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	22,000	22,000
Louisville & Jefferson County Series 2011 A, 0.24% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
		36,200
Louisiana - 1.1%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series RBC O 31, 0.21% 11/7/12 (Liquidity Facility Royal Bank of Canada) (c)(f)	3,750	3,750
Series Solar 06 133, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,300	3,300
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,375	12,375
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	8,900	8,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.26% 11/7/12, LOC Bank of America NA, VRDN (c)	$ 12,600	$ 12,600
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.5% 11/7/12, VRDN (c)	14,800	14,800
0.5% 11/7/12, VRDN (c)	1,200	1,200
(NuStar Logistics L.P. Proj.) Series 2010, 0.21% 11/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)	37,500	37,500
		99,425
Maryland - 0.6%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.2% 11/7/12 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	13,650	13,650
Baltimore County Gen. Oblig. Participating VRDN Series WF 11 137C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	7,115	7,115
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.21% 11/7/12, LOC Fannie Mae, VRDN (c)	9,400	9,400
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.25% 11/7/12, LOC Bank of America NA, VRDN (c)	3,700	3,700
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	18,100	18,100
		51,965
Massachusetts - 0.8%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lasell Village Proj.) Series 2007, 0.35% 11/7/12, LOC Bank of America NA, VRDN (c)	13,580	13,580
Participating VRDN Series ROC II R 11999X, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	1,985	1,985
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.24% 11/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	16,000	16,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series Putters 2479Z, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,755	3,755
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series Putters 2857, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 10,255	$ 10,255
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series PT 4644, 0.31% 11/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,680	6,680
Series ROC II R 11537, 0.25% 11/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(f)	5,185	5,185
		66,640
Michigan - 0.9%
Grand Traverse County Hosp. Series 2011 B, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Michigan Fin. Auth. Rev.:
Participating VRDN Series ROC II R 11988, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	6,750	6,750
Series 2012 C, 0.21% 11/7/12, LOC Citibank NA, VRDN (c)	10,500	10,500
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	8,650	8,650
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	52,000	52,000
		82,900
Minnesota - 0.4%
Edina Minn Multifamily Rev. (Edina Park Plaza Proj.) Series 1999, 0.24% 11/7/12, LOC Freddie Mac, VRDN (c)	3,940	3,940
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.23% 11/7/12, LOC Fannie Mae, VRDN (c)	15,950	15,950
Oak Park Heights Multi-family Rev. 0.21% 11/7/12, LOC Freddie Mac, VRDN (c)	7,115	7,115
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,220	5,220
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
St. Paul Port Auth. District Cooling Rev.:
Series 2009 11DD, 0.23% 11/7/12, LOC Deutsche Bank AG, VRDN (c)	$ 1,000	$ 1,000
Series 2009 9BB, 0.23% 11/7/12, LOC Deutsche Bank AG, VRDN (c)	3,000	3,000
		39,625
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.24% 11/7/12, LOC Bank of America NA, VRDN (c)	3,375	3,375
Participating VRDN Series Solar 06 0153, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	13,225	13,225
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	7,360	7,360
Series ROC II-R 11987, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	6,300	6,300
Series WF 11 117C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,200	3,200
		33,460
Missouri - 0.6%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.21% 11/7/12, LOC TD Banknorth, NA, VRDN (c)	24,790	24,790
Participating VRDN:
Series EGL 07 0001, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	10,470	10,470
Series Putters 3929, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,785	2,785
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.21% 11/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,670	2,670
St. Joseph Indl. Dev. Auth. Health Facilities Rev. (Heartland Health Sys. Proj.) Series 2009 A, 0.21% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	13,800	13,800
		54,515
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.21% 11/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	$ 31,900	$ 31,900
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,000	7,000
		38,900
Nevada - 1.9%
Clark County Arpt. Rev.:
Series 2008 D1, 0.22% 11/7/12, LOC Citibank NA, VRDN (c)	4,000	4,000
Series 2008 D3, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	10,000	10,000
Clark County Fuel Tax Participating VRDN:
Series ROC II R 11507, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Series WF 12 47C 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	7,655	7,655
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.22% 11/7/12, LOC Union Bank of California, VRDN (c)	3,500	3,500
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,000	6,000
Series Putters 3489Z, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,965	11,965
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,180	10,180
Las Vegas Gen. Oblig. Series 2006 C, 0.24% 11/1/12, LOC Lloyds TSB Bank PLC, VRDN (c)	14,515	14,515
Reno Cap. Impt. Rev. Series 2005 A, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	1,400	1,400
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.23% 11/7/12, LOC Union Bank of California, VRDN (c)	10,800	10,800
Series 2008 B, 0.21% 11/7/12, LOC Union Bank of California, VRDN (c)	42,200	42,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.): - continued
Series 2009 A, 0.23% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	$ 28,190	$ 28,190
Series 2009 B, 0.22% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	13,760	13,760
		170,665
New Jersey - 0.2%
New Jersey Health Care Facilities Fing. Auth. Rev. (Barnabas Health Proj.) Series 2011 B, 0.22% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	13,760	13,760
New Mexico - 2.4%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.21% 11/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	210,795	210,795
New York - 6.4%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.33% 11/7/12, LOC KeyBank NA, VRDN (c)	800	800
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 2B, 0.24% 11/1/12, LOC Bayerische Landesbank Girozentrale, VRDN (c)	5,700	5,700
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.25% 11/7/12, LOC Bank of America NA, VRDN (c)	11,500	11,500
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 2951, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,400	1,400
Series Putters 3282, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
Series ROC II R 14000X, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	2,900	2,900
Series 2004 A3, 0.21% 11/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	2,000	2,000
Series 2008 J6, 0.23% 11/1/12, LOC Landesbank Hessen-Thuringen, VRDN (c)	4,500	4,500
Series 2008 J8, 0.27% 11/1/12, LOC Landesbank Baden-Wuert, VRDN (c)	33,800	33,800
Series 2012 G3, 0.21% 11/7/12 (Liquidity Facility Citibank NA), VRDN (c)	61,100	61,100
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.24% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	4,105	4,105
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.22% 11/7/12, LOC RBS Citizens NA, VRDN (c)	$ 33,300	$ 33,300
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.23% 11/7/12, LOC Citibank NA, VRDN (c)	29,120	29,120
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 06 69 Class A, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	16,270	16,270
Series Putters 3223, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Series Putters 3496Z, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,945	7,945
Series ROC II R 11904, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Series ROC II R 11930, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	9,715	9,715
Series 2003 F2, 0.24% 11/1/12 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	34,000	34,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.23% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	3,600	3,600
Series ROC II R 11972, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,385	4,385
Series 2001 B, 0.25% 11/1/12 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	3,500	3,500
Series C, 0.25% 11/1/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (c)	29,200	29,200
New York Dorm. Auth. Revs.:
(Univ. of Rochester Proj.) Series 2003 C, 0.22% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	18,350	18,350
Participating VRDN:
Series EGL 06 47 Class A, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	15,500	15,500
Series EGL 07 0002, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	26,500	26,500
Series EGL 07 0066, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	6,600	6,600
Series EGL 07 96, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	15,000	15,000
Series ROC II R 11722, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	1,100	1,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series ROC II R 11735, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	$ 10,395	$ 10,395
Series ROC II R 11975, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
New York Hsg. Fin. Agcy. Rev.:
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.2% 11/7/12, LOC Fannie Mae, VRDN (c)	6,000	6,000
(330 West 39th Street Hsg. Proj.) Series 2010 A, 0.3% 11/7/12, LOC Bank of America NA, VRDN (c)	23,000	23,000
(42nd and 10th Hsg. Proj.) Series 2010 A, 0.43% 11/7/12, LOC Landesbank Baden-Wuert, VRDN (c)	6,000	6,000
(Clinton Park Hsg. Proj.) Series 2010 A, 0.23% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	18,200	18,200
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.22% 11/7/12, LOC Bank of America NA, VRDN (c)	7,595	7,595
Series 2003 M1, 0.22% 11/7/12, LOC Bank of America NA, VRDN (c)	31,350	31,350
New York Metropolitan Trans. Auth. Rev. Series 2005 D1, 0.22% 11/7/12, LOC Landesbank Hessen-Thuringen, VRDN (c)	8,800	8,800
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A2, 0.19% 11/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)	22,800	22,800
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	2,500	2,500
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series Putters 3685, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
Series Putters 4253, 0.23% 11/1/12 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	425	425
Series 2002 F, 0.2% 11/7/12 (Liquidity Facility Royal Bank of Scotland NV), VRDN (c)	24,000	24,000
		555,505
North Carolina - 3.7%
Charlotte Gen. Oblig. Participating VRDN Series ROC II R 11905, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	6,690	6,690
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte Int'l. Arpt. Rev. Series 2010 C, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	$ 11,400	$ 11,400
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 3443, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,085	6,085
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 G, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	5,300	5,300
Durham County Indistrial and Poll. Cont. Auth. Rev. Series 2007, 0.22% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	14,600	14,600
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.22% 11/7/12, LOC Rabobank Nederland New York Branch, VRDN (c)	4,110	4,110
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.21% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	5,875	5,875
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.21% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	5,800	5,800
(High Point Univ. Rev.) Series 2006, 0.21% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	6,930	6,930
Series 2011, 0.24% 11/7/12, LOC Bank of America NA, VRDN (c)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	2,800	2,800
Series EGL 07 0015, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	10,890	10,890
Series Putters 3248, 0.23% 11/1/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,420	1,420
Series Putters 3331, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,250	1,250
Series Putters 3333, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,500	1,500
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Gen. Oblig. Series 2002 E, 0.2% 11/7/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,300	4,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.):
Series 2008 A1, 0.2% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	$ 63,125	$ 63,125
Series 2008 A2, 0.2% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	75,800	75,800
Participating VRDN:
Series ROC II R 11806, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Series WF 12 52C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	10,805	10,805
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.21% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	3,500	3,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.4% 11/7/12, LOC Cr. Industriel et Commercial, VRDN (c)	3,400	3,400
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC II R 645, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	10,700	10,700
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,310	5,310
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	32,700	32,700
		321,490
Ohio - 1.0%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.24% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	17,025	17,025
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.26% 11/1/12, LOC Bank of America NA, VRDN (c)	11,500	11,500
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 0.26% 11/1/12, LOC JPMorgan Chase Bank, VRDN (c)	1,450	1,450
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	14,385	14,385
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 2000, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	$ 1,000	$ 1,000
Series 2007 M, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Lancaster Port Auth. Gas Rev. 0.21% 11/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	6,535	6,535
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.42% 11/7/12, VRDN (c)	6,200	6,200
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	7,300	7,300
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.2% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,935	5,935
		86,330
Oklahoma - 0.2%
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 40, 0.23% 11/7/12 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	5,000	5,000
Univ. Hospitals Trust Rev. Series 2005 A, 0.25% 11/7/12, LOC Bank of America NA, VRDN (c)	16,350	16,350
		21,350
Oregon - 0.4%
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.21% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	37,000	37,000
Pennsylvania - 2.4%
Allegheny County Series C-58 A, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	4,350	4,350
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Point Park Univ. Proj.) Series 2008 C, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	6,470	6,470
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	1,595	1,595
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	7,835	7,835
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	5,100	5,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev.: - continued
(Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	$ 2,100	$ 2,100
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.22% 11/1/12, LOC Citibank NA, VRDN (c)	24,000	24,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	8,100	8,100
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.21% 11/7/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,835	12,835
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A1, 0.21% 11/7/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	16,095	16,095
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	1,000	1,000
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.24% 11/7/12, LOC Bank of America NA, VRDN (c)	16,600	16,600
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.28% 11/1/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	4,560	4,560
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	8,700	8,700
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	5,500	5,500
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,000	3,000
Series ROC II R 11505, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,100	4,100
Series WF 11 121C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	4,745	4,745
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	6,450	6,450
(King's College Proj.):
Series 2001 H6, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	3,825	3,825
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(King's College Proj.):
Series 2002 J3, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	$ 1,125	$ 1,125
(Marywood Univ. Proj.) Series 2005 A, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	4,450	4,450
(Thomas Jefferson Univ. Proj.) Series 2008 B, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Participating VRDN Series Putters 4139 Z, 0.23% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,630	6,630
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 C, 0.22% 11/7/12, LOC Barclays Bank PLC, VRDN (c)	19,525	19,525
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 22, 0.21% 11/7/12 (Liquidity Facility Royal Bank of Canada) (c)(f)	13,400	13,400
Somerset County Gen. Oblig.:
Series 2009 A, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	3,470	3,470
Series 2009 C, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	805	805
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	6,000	6,000
Wilkes Barre Gen. Oblig. Series 2004 B, 0.22% 11/7/12, LOC PNC Bank NA, VRDN (c)	1,360	1,360
		207,745
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.21% 11/7/12, LOC Barclays Bank PLC NY Branch, VRDN (c)	1,000	1,000
Rhode Island - 0.3%
Narragansett Bay Commission Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,310	12,310
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.23%, LOC JPMorgan Chase Bank, VRDN (c)	3,060	3,060
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Rhode Island School of Design Proj.) Series 2008 A, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	$ 10,500	$ 10,500
(Roger Williams Univ. Proj.) Series 2008 B, 0.2% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,120	1,120
		26,990
South Carolina - 0.2%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.23% 11/7/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,875	1,875
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	4,885	4,885
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.3% 11/1/12, VRDN (c)	4,500	4,500
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.24% 11/7/12, LOC Bank of America NA, VRDN (c)	900	900
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.21% 11/7/12, LOC Citibank NA, VRDN (c)	4,710	4,710
		16,870
Tennessee - 2.1%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.2% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	6,000	6,000
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.26% 11/7/12, LOC Bank of America NA, VRDN (c)	7,495	7,495
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.29% 11/7/12, LOC Bank of America NA, VRDN (c)	1,800	1,800
Series 2003, 0.3% 11/1/12, LOC Bank of America NA, VRDN (c)	4,500	4,500
Series 2004, 0.3% 11/1/12, LOC Bank of America NA, VRDN (c)	2,395	2,395
Series 2005, 0.3% 11/1/12, LOC Bank of America NA, VRDN (c)	12,600	12,600
Series 2008, 0.3% 11/1/12, LOC Bank of America NA, VRDN (c)	34,315	34,315
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.2% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	$ 3,980	$ 3,980
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.):
Series 2011 A, 0.23% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,000	7,000
Series 2011 B, 0.23% 11/7/12, LOC PNC Bank NA, VRDN (c)	3,100	3,100
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
Series 2011 A, 0.22% 11/7/12, LOC Bank of America NA, VRDN (c)	4,975	4,975
Series 2011 B, 0.22% 11/7/12, LOC Bank of America NA, VRDN (c)	8,500	8,500
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.24% 11/7/12, LOC Bank of America NA, VRDN (c)	22,100	22,100
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.3% 11/1/12, LOC Bank of America NA, VRDN (c)	16,240	16,240
Series 2004, 0.3% 11/1/12, LOC Bank of America NA, VRDN (c)	15,150	15,150
Series 2006, 0.3% 11/1/12, LOC Bank of America NA, VRDN (c)	1,100	1,100
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN:
Series Clipper 06 4, 0.22% 11/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,000	2,000
Series Putters 2631, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000	20,000
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.25% 11/7/12, LOC Bank of America NA, VRDN (c)	9,200	9,200
		182,450
Texas - 4.8%
Austin Independent School District Participating VRDN Series Putters 3554, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,035	7,035
Birdville Independent School District Participating VRDN Series MT 720, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	3,895	3,895
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	$ 5,555	$ 5,555
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,750	4,750
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,400	11,400
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 12 08, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	17,125	17,125
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.27% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	8,635	8,635
Harris County Gen. Oblig. Participating VRDN Series RBC E 18, 0.21% 11/7/12 (Liquidity Facility Royal Bank of Canada) (c)(f)	11,000	11,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.21% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	1,600	1,600
Harris County Indl. Dev. Corp.:
(HFOTCO LLC Proj.):
Series 2010, 0.24% 11/7/12, LOC Bank of America NA, VRDN (c)	1,600	1,600
Series 2012, 0.24% 11/7/12, LOC Bank of America NA, VRDN (c)	15,200	15,200
Series 2011, 0.24% 11/7/12, LOC Bank of America NA, VRDN (c)	25,000	25,000
Harris County Tex Metropolitan Tran Auth. Participating VRDN Series WF 11 104 C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	30,805	30,805
Houston Arpt. Sys. Rev. Series 2010, 0.22% 11/7/12, LOC Barclays Bank PLC, VRDN (c)	8,000	8,000
Houston Gen. Oblig. Participating VRDN:
Series BC 11 116B, 0.23% 11/7/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,050	5,050
Series MT 788, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	10,515	10,515
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Independent School District Participating VRDN Series MT 732, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	$ 9,805	$ 9,805
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 12267, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	7,955	7,955
Series Solar 06 70, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	4,000	4,000
Humble Independent School District Participating VRDN Series MT 733, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	8,475	8,475
Judson Independent School District Participating VRDN Series MS 06 1859, 0.24% 11/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,940	3,940
Keller Independent School District Participating VRDN Series WF11 55 C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,645	5,645
Mansfield Independent School District Participating VRDN Series Putters 754, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	12,745	12,745
North Texas Tollway Auth. Rev.:
Participating VRDN:
Series ROC II R 11947, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	7,200	7,200
Series ROC II R 14006, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	4,940	4,940
Series 2011 A, 0.22% 11/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	4,600	4,600
Plano Independent School District Participating VRDN Series WF 12 3C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,615	3,615
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Total Petrochemicals and Refining USA, Inc. Proj.) Series 2012 A, 0.24% 11/7/12 (Total SA Guaranteed), VRDN (c)	11,700	11,700
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 27, 0.21% 11/7/12 (Liquidity Facility Royal Bank of Canada) (c)(f)	13,000	13,000
San Antonio Hotel Occupancy Tax Rev. Series 2008, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	32,505	32,505
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series EGL 06 5, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Series WF 12 76C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,200	5,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.2% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	$ 955	$ 955
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.23% 11/7/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000	2,000
Texas Gen. Oblig. Participating VRDN:
Series EGL 07 90, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	12,000	12,000
Series Putters 3480, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,495	7,495
Series Putters 4205, 0.23% 11/1/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,480	7,480
Series Putters 4264, 0.22% 11/1/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	50,000	50,000
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,570	10,570
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,350	5,350
		420,265
Utah - 0.9%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.22% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	1,800	1,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	19,440	19,440
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	9,900	9,900
Utah Transit Auth. Sales Tax Rev. Series B, 0.26% 11/1/12, LOC BNP Paribas New York Branch, VRDN (c)	17,100	17,100
Weber County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series C, 0.25% 11/1/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	32,100	32,100
		80,340
Virginia - 2.1%
Albemarle County Indl. Dev. Auth. 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	5,400	5,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) Series 2003, 0.23% 11/7/12, LOC Bank of America NA, VRDN (c)	$ 4,400	$ 4,400
Fairfax County Indl. Dev. Auth. Participating VRDN Series Putters 4260, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,510	12,510
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.21% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	4,050	4,050
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.21% 11/7/12, LOC Citibank NA, VRDN (c)	21,900	21,900
Series 2008 D2, 0.2% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	37,215	37,215
Lexington Indl. Dev. Auth. Edl. Facilities Rev. Series 2010, 0.19% 11/7/12, VRDN (c)	8,085	8,085
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.26% 11/7/12, LOC Bank of America NA, VRDN (c)	7,905	7,905
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series Putters 4261, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	13,045	13,045
Richmond Pub. Util. Rev. Participating VRDN:
Series MT 777, 0.27% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	4,985	4,985
Series Putters 4186, 0.24% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,245	4,245
Series ROC II R 10410, 0.23% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	2,400	2,400
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 06 17 Class A, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	14,775	14,775
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series WF 11 93C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	8,705	8,705
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series MS 06 1860, 0.24% 11/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	11,795	11,795
Series Putters 3036, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,365	3,365
Series ROC II R 11923, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	5,910	5,910
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.23% 11/7/12 (Liquidity Facility Barclays Bank PLC) (c)(f)	$ 5,000	$ 5,000
Series Putters 3791Z, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
Wise County Indl. Dev. Auth. Hos Series 2012 C, 0.23% 11/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)	3,260	3,260
		182,300
Washington - 2.1%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	17,085	17,085
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,285	8,285
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 07 106, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,340	3,340
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	1,800	1,800
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.26% 11/7/12, LOC Bank of America NA, VRDN (c)	5,750	5,750
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.24% 11/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,570	7,570
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) Series 1999, 0.26% 11/7/12, LOC Bank of America NA, VRDN (c)	8,000	8,000
Vancouver Hsg. Auth. Rev. Series 2008, 0.21% 11/7/12, LOC Freddie Mac, VRDN (c)	13,200	13,200
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	6,125	6,125
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.27% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	6,665	6,665
Series BA 1212, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	4,640	4,640
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series DB 599, 0.25% 11/7/12 (Liquidity Facility Deutsche Bank AG) (c)(f)	$ 4,905	$ 4,905
Series DB 606, 0.25% 11/7/12 (Liquidity Facility Deutsche Bank AG) (c)(f)	5,935	5,935
Series Putters 3054, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,000	1,000
Series Putters 3856, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,500	8,500
Series Putters 3872, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Series WF 11-16C, 0.22% 11/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	7,315	7,315
Washington Health Care Facilities Auth. Rev.:
(Southwest Washington Med. Ctr.) Series 2008 A, 0.22% 11/7/12, LOC Union Bank of California, VRDN (c)	9,000	9,000
Participating VRDN:
Series Putters 4728, 0.24% 11/7/12 (Liquidity Facility Bank of America NA) (c)(f)	4,500	4,500
Series ROC II R 14029, 0.22% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	5,400	5,400
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.23% 11/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,700	6,700
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.24% 11/7/12, LOC Bank of America NA, LOC Freddie Mac, VRDN (c)	16,000	16,000
(Urban Ctr. Apts. Proj.) Series 2012, 0.23% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.22% 11/7/12, LOC Fannie Mae, VRDN (c)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	2,100	2,100
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.26% 11/7/12, LOC Bank of America NA, VRDN (c)	1,400	1,400
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.21% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	9,515	9,515
		179,980
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.21% 11/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	$ 10,800	$ 10,800
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.23% 11/7/12, LOC Branch Banking & Trust Co., VRDN (c)	22,700	22,700
		33,500
Wisconsin - 0.9%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.22% 11/7/12, LOC JPMorgan Chase Bank, VRDN (c)	9,200	9,200
Wisconsin Gen. Oblig. Participating VRDN Series Solar 07 4, 0.21% 11/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	24,225	24,225
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
ROC II R 11837, 0.21% 11/7/12 (Liquidity Facility Citibank NA) (c)(f)	1,475	1,475
Series MS 3259. 0.27% 11/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,000	5,000
Series 2012 D, 0.2% 11/7/12, LOC Bank of Montreal Chicago CD Prog., VRDN (c)	13,500	13,500
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev. Series 2006 A, 0.22% 11/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	4,965	4,965
Wisconsin Trans. Rev. Participating VRDN Series Putters 4213, 0.22% 11/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	16,870	16,870
		75,235
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.22% 11/7/12, LOC Wells Fargo Bank NA, VRDN (c)	6,250	6,250
TOTAL VARIABLE RATE DEMAND NOTE		5,479,578
Other Municipal Debt - 33.3%

Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series 2009 A, 5% 5/1/13	2,350	2,405
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Alaska - 0.1%
Alaska Indl. Dev. & Export Auth. Rev. Bonds (Providence Health Systems Proj.) Series 2003 H, 5.25% 10/1/13	$ 1,380	$ 1,443
Anchorage Gen. Oblig. Bonds Series D, 5% 12/1/12	3,590	3,604
North Slope Borough Gen. Oblig. Bonds Series 2012 A, 1% 6/30/13	1,600	1,608
		6,655
Arizona - 0.5%
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.19% 12/6/12, LOC Royal Bank of Canada, CP	13,400	13,400
Series 2012 B, 0.2% 12/4/12, LOC Wells Fargo Bank NA, CP	15,500	15,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2012 C, 0.18% 12/7/12, CP	13,000	13,000
		41,900
Arkansas - 0.1%
Univ. of Arkansas Various Facility Rev. Bonds Bonds Series 2012 A, 1% 11/1/12	4,525	4,525
California - 10.0%
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.2% 12/14/12, LOC Fed. Home Ln. Bank, San Francisco, CP	3,500	3,500
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	10,335	10,335
Berkeley Gen. Oblig. TRAN 1% 7/11/13	6,300	6,335
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 M, 5% 5/1/13	2,885	2,954
Series 2010 M. 4% 5/1/13	1,220	1,243
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/13	2,400	2,480
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.21% tender 3/28/13, CP mode	11,200	11,200
California Gen. Oblig. RAN 2.5% 5/30/13	80,000	80,996
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2008 B2-2, 0.17%, tender 12/5/12 (c)	9,300	9,300
California School Cash Reserve Prog. Auth. TRAN:
Series 2012 B, 2% 2/1/13	4,300	4,319
Series 2012 E, 2% 3/1/13	15,700	15,791
Series 2012 G, 2% 3/1/13	18,500	18,608
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev. TRAN Series A 3A, 1% 1/31/13	$ 4,400	$ 4,409
Fresno County Gen. Oblig. TRAN 2% 6/28/13	3,700	3,743
Los Angeles County Gen. Oblig.:
Series 2010 A, 0.19% 12/4/12, LOC JPMorgan Chase Bank, CP	10,000	10,000
Series 2010 C, 0.19% 12/4/12, LOC Wells Fargo Bank NA, CP	3,600	3,600
TRAN:
Series 2012 A, 2% 2/28/13	39,600	39,833
Series 2012 B, 2% 3/29/13	41,225	41,528
Series 2012 C, 2% 6/28/13	85,000	85,999
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2012 A, 2% 5/31/13	3,000	3,031
Los Angeles Dept. Arpt. Rev. Series D4, 0.22% 12/3/12, LOC Wells Fargo Bank NA, CP	9,400	9,400
Los Angeles Dept. of Wtr. & Pwr. Rev. Bonds Series 2011 A, 4% 7/1/13	5,000	5,125
Los Angeles Gen. Oblig. TRAN:
Series 2012 B, 2% 3/28/13	80,000	80,583
Series 2012 C, 2% 4/25/13	70,000	70,603
Series 2012 E, 2% 6/27/13	75,000	75,868
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2004 A1, 0.19% 12/6/12, LOC Wells Fargo Bank NA, CP	7,400	7,400
Series 2004 A2:
0.21% 12/13/12, LOC JPMorgan Chase Bank, CP	2,000	2,000
0.21% 12/13/12, LOC JPMorgan Chase Bank, CP	1,728	1,728
Los Angeles Unified School District TRAN Series 2012 A2, 1% 2/28/13	29,200	29,278
Oakland Gen. Oblig. TRAN Series 2012 A, 1% 6/28/13	15,625	15,703
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.19% 11/8/12, LOC Wells Fargo Bank NA, CP	11,093	11,093
Riverside County Gen. Oblig. TRAN:
Series 2012 A, 2% 3/29/13	23,500	23,673
Series 2012 B, 2% 6/28/13	7,900	7,993
Sacramento Muni. Util. District Elec. Rev. Series 2011 L:
0.2% 11/1/12, LOC Barclays Bank PLC NY Branch, CP	53,000	53,000
0.2% 12/13/12, LOC Barclays Bank PLC NY Branch, CP	13,000	13,000
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	6,700	6,778
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	8,000	8,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District TRAN Series A1, 2% 1/31/13	$ 17,800	$ 17,880
San Francisco County Trans. Auth. Series 2004 A, 0.18% 11/5/12, LOC Wells Fargo Bank NA, CP	28,500	28,500
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2010 A1, 0.18% 12/5/12, LOC JPMorgan Chase Bank, CP	15,000	15,000
Ventura County Gen. Oblig. TRAN 2.5% 7/1/13	30,900	31,371
		873,180
Colorado - 0.4%
Colorado Ed. Ln. Prog. TRAN Series 2012 B, 2% 6/27/13	31,600	31,970
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2012, 2% 11/1/12	1,870	1,870
		33,840
Connecticut - 0.2%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.38% tender 11/5/12, CP mode	11,235	11,235
Connecticut Gen. Oblig. Bonds:
Series 2010 C, 5% 12/1/12	2,765	2,776
Series 2012 F, 1% 9/15/13	4,835	4,867
		18,878
District Of Columbia - 0.5%
District of Columbia Income Tax Rev. Bonds:
Series 2009 A, 5% 12/1/12	2,000	2,008
Series 2012 A, 2% 12/1/12	7,005	7,015
Series WF 11 145C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	13,600	13,600
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.22% tender 2/19/13, LOC JPMorgan Chase Bank, CP mode	10,400	10,400
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1, 0.2% 11/8/12, LOC JPMorgan Chase Bank, CP	14,000	14,000
		47,023
Florida - 2.5%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. and Clinics, Inc. Proj.) Series 2008 A, 0.22% tender 11/6/12, LOC Bank of America NA, CP mode	18,600	18,600
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2005 A, 5% 6/1/13	1,700	1,747
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2011 A, 4% 7/1/13	$ 8,000	$ 8,200
Series 2011 B, 4% 7/1/13	750	768
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds:
Series 1997 B, 6% 7/1/13	2,800	2,907
Series 1998 A, 6% 7/1/13	1,490	1,545
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.19% 12/3/12, LOC JPMorgan Chase Bank, CP	7,000	7,000
0.2% 11/6/12, LOC JPMorgan Chase Bank, CP	6,642	6,642
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.2% 11/15/12, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
0.22% 1/10/13, LOC State Street Bank & Trust Co., Boston, CP	3,525	3,525
Indian River County School District TAN Series 2012, 1.25% 6/30/13 (b)	3,000	3,020
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1, 0.19% 12/5/12, CP	41,500	41,500
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.24% tender 11/19/12, CP mode	6,200	6,200
Series 1994, 0.24% tender 11/19/12, CP mode	9,560	9,560
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23 Issue 2, 5% 10/1/13	1,200	1,252
Miami-Dade County School District TAN Series 2012, 2.5% 2/28/13	28,100	28,309
Orange County Sales Tax Rev. Bonds Series WF 12 20C 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	15,900	15,900
Palm Beach County School District TAN 1% 1/29/13	14,600	14,629
Palm Beach County Solid Waste Auth. Rev. Bonds Series WF 11 118, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	26,135	26,135
Tampa Health Sys. Rev. Bonds:
Series 2012 B, 0.31%, tender 5/29/13 (c)	4,800	4,800
Series WF 12 21 C, 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	9,815	9,815
Tampa Rev. Bonds (Catholic Health East Proj.) Series A1, 5.5% 11/15/12	1,000	1,002
		220,556
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Georgia - 0.1%
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series R, 2% 10/1/13	$ 2,400	$ 2,437
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2006 A, 5% 7/1/13	2,500	2,578
Muni. Elec. Auth. of Georgia Bonds (Gen. Resolution Projs.) Series 1985 A, 0.21% tender 11/1/12, LOC Barclays Bank PLC, CP mode	7,500	7,500
		12,515
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds Series 2011 EB, 2% 12/1/12	2,290	2,293
Idaho - 0.6%
Idaho Gen. Oblig. TAN Series 2012, 2% 6/28/13	51,700	52,308
Illinois - 0.2%
Illinois Fin. Auth. Rev. Bonds (Hosp. Sisters Svcs., Inc. Proj.) Series 2012 H, 0.18% tender 11/5/12, CP mode	14,000	14,000
Indiana - 0.9%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series D2:
0.17% tender 11/7/12, CP mode	30,000	30,000
0.17% tender 11/8/12, CP mode	29,560	29,560
0.18% tender 11/15/12, CP mode	6,050	6,050
0.19% tender 11/15/12, CP mode	6,900	6,900
Indianapolis Gas Util. Sys. Rev. Series 2001 A2, 0.2% 11/7/12, LOC JPMorgan Chase Bank, CP	6,100	6,100
		78,610
Kansas - 0.0%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A1, 0.24% 9/1/13 (c)	2,600	2,600
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.34% tender 11/1/12, CP mode	3,100	3,100
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.34% tender 11/14/12, CP mode	6,500	6,500
		9,600
Maryland - 0.9%
Anne Arundel County Gen. Oblig. Bonds Series 2012, 3% 4/1/13	6,060	6,131
Baltimore County Gen. Oblig.:
Bonds Series 2011, 3% 2/1/13	2,900	2,920
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore County Gen. Oblig.: - continued
Series 2011 Q:
0.19% 11/5/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	$ 11,100	$ 11,100
0.19% 11/13/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	18,000	18,000
Series 2011:
0.18% 12/5/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	3,900	3,900
0.19% 12/6/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	10,300	10,300
Maryland Gen. Oblig. Bonds:
First Series of 2002 A, 5.5% 3/1/13	2,180	2,218
Second Series, 5% 8/1/13	1,500	1,554
Third Series 2009 C, 5% 11/1/12	8,205	8,205
Maryland Trans. Auth. Grant Rev. Bonds Series 2008, 5% 3/1/13	4,000	4,063
Montgomery County Gen. Oblig. Bonds Series 2010 A, 5% 8/1/13	4,485	4,645
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Bonds Series 2009 A, 5% 4/1/13	2,000	2,040
		75,076
Massachusetts - 1.4%
Massachusetts Gen. Oblig. RAN Series 2012 A:
2% 4/25/13	40,000	40,352
2% 5/23/13	45,000	45,457
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.45% tender 11/28/12, CP mode	9,800	9,800
Series 1993 A, 0.45% tender 11/26/12, CP mode	18,000	18,000
Series 1993 B, 0.45% tender 11/9/12, CP mode	1,950	1,950
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,820	6,820
		122,379
Michigan - 1.2%
Michigan Bldg. Auth. Rev. Series 6, 0.18% 11/15/12, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	18,355	18,355
Michigan Gen. Oblig. Bonds Series 2002, 5.25% 12/1/12	7,400	7,431
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.18% tender 11/27/12, CP mode	$ 29,700	$ 29,700
0.18% tender 12/3/12, CP mode	29,700	29,700
0.18% tender 12/6/12, CP mode	19,900	19,900
		105,086
Minnesota - 0.2%
Metropolitan Council Gen. Oblig. Rev. Bonds Series 2011 C, 0.25% 3/1/13	10,000	10,000
Univ. of Minnesota Gen. Oblig.:
Series 2007 C, 0.18% 12/5/12, CP	4,000	4,000
Series 2009 D, 0.18% 12/6/12, CP	3,500	3,500
Univ. of Minnesota Univ. Revs. Series 2012 A, 0.18% 12/6/12, CP	3,150	3,150
		20,650
Mississippi - 0.0%
Mississippi Gen. Oblig. Bonds Series 2006 D, 5% 11/1/12	1,920	1,920
Missouri - 0.1%
Saint Louis Gen. Fund Rev. TRAN Series 2012, 2% 5/30/13	5,500	5,556
Montana - 0.1%
Montana Board of Invt. Bonds:
(INTERCAP Revolving Prog.) Series 2010, 0.22%, tender 3/1/13 (c)	2,675	2,675
Series 1998, 0.22%, tender 3/1/13 (c)	1,500	1,500
		4,175
Nebraska - 0.4%
Nebraska Pub. Pwr. District Rev. Series A:
0.18% 11/1/12, CP	9,500	9,500
0.19% 11/7/12, CP	13,700	13,700
0.19% 11/8/12, CP	5,650	5,650
Omaha Pub. Pwr. District Elec. Rev. Series 2012 A, 0.22% 11/28/12, CP	3,500	3,500
		32,350
Nevada - 0.3%
Clark County School District Bonds Series 2008 A, 5% 6/15/13	2,350	2,417
Nevada Gen. Oblig. Bonds Series 2006 E, 5% 3/1/13	5,000	5,079
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.19% 12/10/12, LOC JPMorgan Chase Bank, CP	$ 9,300	$ 9,300
Series 2006 B, 0.19% 12/10/12, LOC Wells Fargo Bank NA, CP	6,000	6,000
		22,796
New Hampshire - 0.0%
New Hampshire Gen. Oblig. Bonds Series 2003 A, 5% 4/15/13	1,585	1,619
New York - 1.0%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 7, 0.24% 7/29/13, CP	4,800	4,800
New York Dorm. Auth. Revs. Series 1998, 0.18% 11/7/12, CP	6,500	6,500
New York Metropolitan Trans. Auth. Rev. Series 2C, 0.18% 12/5/12, LOC Royal Bank of Canada, CP	30,300	30,300
New York Pwr. Auth. Series 1:
0.19% 11/15/12, CP	7,300	7,300
0.19% 12/14/12, CP	10,000	10,000
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 2% 4/1/13	20,200	20,352
Suffolk County Wtr. Auth. BAN Series 2012 A, 2% 1/15/13	10,900	10,940
		90,192
New York & New Jersey - 0.0%
Port Auth. of New York & New Jersey Series B, 0.18% 11/14/12, CP	4,100	4,100
North Carolina - 0.6%
Board of Governors of the Univ. of North Carolina:
Series 2012 D, 0.19% 2/13/13, CP	3,500	3,500
Series D:
0.18% 12/3/12, CP	14,800	14,800
0.19% 2/6/13, CP	3,500	3,500
0.19% 2/6/13, CP	1,000	1,000
Guilford County Gen. Oblig. Bonds Series 2012 A, 2% 3/1/13	3,645	3,667
Mecklenburg County Pub. Facilities Corp. Bonds Series 2009, 5% 3/1/13	3,920	3,982
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2008 A, 5% 1/1/13	2,500	2,519
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Gen. Oblig. Bonds Series 2007 A, 5% 3/1/13	$ 15,525	$ 15,770
Wake County Gen. Oblig. Bonds Series 2012 A, 5% 2/1/13	1,490	1,508
		50,246
Ohio - 0.3%
Ohio Gen. Oblig. Bonds Series 2012 A, 2% 2/1/13	1,060	1,065
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.21% tender 2/7/13, CP mode	3,000	3,000
Series 2008 B6:
0.18% tender 12/6/12, CP mode	10,000	10,000
0.21% tender 2/7/13, CP mode	15,000	15,000
		29,065
Oregon - 1.2%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 E:
0.18% tender 11/15/12, CP mode	8,000	8,000
0.19% tender 12/5/12, CP mode	10,000	10,000
Series 2003 G, 0.18% tender 11/19/12, CP mode	14,275	14,275
Series F, 0.19% tender 12/11/12, CP mode	10,000	10,000
Oregon Gen. Oblig. TAN Series 2012 A, 2% 6/28/13	61,115	61,835
Portland Swr. Sys. Rev. Bonds Series 2007 A, 5% 6/1/13	3,675	3,777
		107,887
South Carolina - 0.6%
Charleston County School District:
Bonds Series 2012 B, 5% 3/1/13 (b)	5,800	5,890
TAN Series 2012, 1% 4/1/13	17,400	17,457
Darlington County School District Bonds 5% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	1,280	1,300
Horry County School District Bonds Series 2002 A, 5.125% 3/1/13	1,000	1,016
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2012 D, 1.75% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	7,700	7,740
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5.25% 1/1/13	3,500	3,529
Series 2010 B:
0.18% 11/16/12, CP	1,798	1,798
0.19% 11/6/12, CP	1,157	1,157
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series 2010 B:
0.21% 11/20/12, CP	$ 6,798	$ 6,798
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 11/1/12, CP mode	7,100	7,100
		53,785
Texas - 5.9%
Austin Elec. Util. Sys. Rev. Series 2012 A, 0.2% 11/13/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	36,600	36,600
Boerne Independent School District Bonds Series 2012, 2% 2/1/13 (Permanent School Fund of Texas Guaranteed)	3,880	3,898
Frisco Independent School District Bonds Series WF 11 1C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,850	6,850
Harris County Gen. Oblig.:
Series A1, 0.18% 11/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,300	4,300
Series D, 0.19% 12/6/12 (Liquidity Facility JPMorgan Chase Bank), CP	1,000	1,000
TAN Series 2012:
1% 2/28/13	40,300	40,407
2% 2/28/13	7,000	7,042
Harris County Metropolitan Trans. Auth.:
Series A1:
0.2% 12/5/12 (Liquidity Facility JPMorgan Chase Bank), CP	28,150	28,150
0.2% 12/11/12 (Liquidity Facility JPMorgan Chase Bank), CP	15,400	15,400
0.21% 2/7/13 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Series A3, 0.21% 2/20/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Houston Gen. Oblig.:
Bonds Series 2010 A, 4% 3/1/13	5,805	5,878
Series 2012 A, 0.29% 11/16/12, LOC Union Bank of California, CP	7,600	7,600
Lower Colorado River Auth. Rev.:
Series 2012 B, 0.22% 11/1/12, LOC Bank of America NA, CP	7,600	7,600
0.19% 11/5/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,850	4,850
0.19% 11/13/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,500	14,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
0.2% 2/6/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 12,900	$ 12,900
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,270	7,270
North Texas Tollway Auth. Rev. Bonds Series 2009 D, 0.22% tender 12/13/12, LOC JPMorgan Chase Bank, CP mode	8,000	8,000
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2006 A, 5% 2/1/13	2,200	2,226
5.25% 2/1/13	1,090	1,104
San Antonio Wtr. Sys. Rev. Bonds Series 2011 A, 3% 5/15/13	1,000	1,015
Texas A&M Univ. Rev. Series 1993 B:
0.17% 11/6/12, CP	31,000	31,000
0.18% 12/6/12, CP	18,000	18,000
Texas Gen. Oblig. TRAN 2.5% 8/30/13	175,000	178,301
Texas Muni. Pwr. Agcy. Rev. Series 2005, 0.22% 11/5/12, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP	2,500	2,500
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007, 5% 4/1/13	2,425	2,473
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2004 A, 5.25% 8/15/13	2,900	3,014
Series 2002 A:
0.18% 12/3/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.22% 12/5/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,494	11,494
0.22% 12/12/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,700	5,700
Upper Trinity Reg'l. Wtr. District Series 2012 A, 0.22% 11/6/12, LOC Bank of America NA, CP	5,200	5,200
Victoria Independent School District Bonds Series WF 08 26C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	12,305	12,305
		512,327
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B, 0.2% 12/18/12 (Liquidity Facility JPMorgan Chase Bank), CP	41,000	41,000
Series 1997 B1, 0.19% 12/19/12 (Liquidity Facility Bank of Nova Scotia), CP	5,000	5,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.: - continued
Series 1998 B4, 0.18% 11/7/12 (Liquidity Facility JPMorgan Chase Bank), CP	$ 2,940	$ 2,940
Utah Gen. Oblig. Bonds Series 2011 A, 4% 7/1/13	1,000	1,025
		49,965
Virginia - 0.7%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.29%, tender 5/29/13 (c)	7,900	7,900
Loudoun County Gen. Oblig. Bonds Series 2012 A, 3% 12/1/12	4,085	4,094
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 C, 0.33%, tender 5/29/13 (c)	17,345	17,345
Series 2012 A, 0.29%, tender 5/29/13 (c)	13,145	13,145
Univ. of Virginia Gen. Rev. Series 2003 A, 0.18% 12/5/12, CP	5,000	5,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2009 D, 5% 2/1/13	4,130	4,180
Virginia Commonwealth Trans. Board Rev. Bonds Series 2007 B, 5% 5/15/13	3,000	3,077
Virginia Gen. Oblig. Bonds Series 2007 A, 5% 6/1/13	1,190	1,223
Virginia Pub. School Auth. Bonds Series X, 5% 4/15/13	5,000	5,108
		61,072
Washington - 0.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	9,950	9,950
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2004 A, 5.25% 7/1/13	1,815	1,876
Series 2007 A, 5% 7/1/13	1,675	1,728
Series 2008 C, 5% 7/1/13	4,495	4,637
King County Swr. Rev. Bonds Series 2010, 4% 1/1/13	3,080	3,099
Seattle Gen. Oblig. Bonds Series 2009, 5% 5/1/13	1,000	1,024
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2008, 5% 4/1/13	3,000	3,059
Series 2010 B, 3% 2/1/13	1,000	1,007
Washington Gen. Oblig. Bonds:
Series 2003 A, 5% 7/1/13	1,050	1,083
Series 2003 D, 5% 12/1/12	5,000	5,020
Series 2012 B2, 4% 8/1/13	2,055	2,113
Series 2012 D, 2% 2/1/13	9,835	9,880
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Bonds: - continued
Series 2012 E, 4% 2/1/13	$ 4,080	$ 4,119
Series 2013 A:
3% 1/1/13	1,855	1,864
4% 7/1/13	2,500	2,562
		53,021
Wisconsin - 1.0%
Milwaukee Gen. Oblig. RAN Series 2012 R1, 1.25% 12/4/12	5,100	5,105
Milwaukee School District RAN Series 2012 M11, 1.5% 6/26/13	26,100	26,319
Wisconsin Gen. Oblig.:
Series 2005 A, 0.19% 12/18/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
Series 2006 A:
0.18% 11/8/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,900	13,900
0.18% 12/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	9,500	9,500
0.19% 12/18/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,250	3,250
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
(Ministry Health Care Proj.) Series 2012 A, 0.19% tender 2/5/13, LOC U.S. Bank NA, Cincinnati, CP mode	4,600	4,600
Series 2012 B, 2% 8/15/13	3,100	3,139
Wisconsin Trans. Rev.:
Series 1997, 0.19% 12/18/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,341	10,341
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2006 A:
0.18% 11/8/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 2,000	$ 2,000
0.2% 12/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,910	6,910
		87,564
TOTAL OTHER MUNICIPAL DEBT		2,911,719
Investment Company - 3.6%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.21% (d)(e)	317,683	317,683
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $8,708,980)		8,708,980
NET OTHER ASSETS (LIABILITIES) - 0.4%		32,023
NET ASSETS - 100%		$ 8,741,003
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $126,980,000 or 1.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	9/29/11	$ 10,335
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 9,950
Security	Acquisition Date	Cost (000s)
District of Columbia Income Tax Rev. Bonds Series WF 11 145C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	12/22/11	$ 13,600
Frisco Independent School District Bonds Series WF 11 1C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	1/25/12	$ 6,850
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	11/3/11	$ 6,820
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 7,270
Palm Beach County Solid Waste Auth. Rev. Bonds Series WF 11 118, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	10/27/11 - 12/2/11	$ 26,135
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12 - 5/1/12	$ 8,000
Security	Acquisition Date	Cost (000s)
Tampa Health Sys. Rev. Bonds Series WF 12 21 C, 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA)	7/3/12 - 9/10/12	$ 9,815
Victoria Independent School District Bonds Series WF 08 26C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 12,305
Orange County Sales Tax Rev. Bonds Series WF 12 20C 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	4/26/12	$ 15,900
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 521
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,391,297)	$ 8,391,297
Fidelity Central Funds (cost $317,683)	317,683
Total Investments (cost $8,708,980)		$ 8,708,980
Cash		558
Receivable for investments sold		22,179
Receivable for fund shares sold		101,553
Interest receivable		11,298
Distributions receivable from Fidelity Central Funds		36
Receivable from investment adviser for expense reductions		68
Other receivables		42
Total assets		8,844,714

Liabilities
Payable for investments purchased Regular delivery	$ 17,701
Delayed delivery	8,910
Payable for fund shares redeemed	72,632
Distributions payable	4
Accrued management fee	1,359
Other affiliated payables	2,994
Other payables and accrued expenses	111
Total liabilities		103,711

Net Assets		$ 8,741,003
Net Assets consist of:
Paid in capital		$ 8,740,849
Accumulated undistributed net realized gain (loss) on investments		154
Net Assets		$ 8,741,003

Daily Money Class: Net Asset Value, offering price and redemption price per share ($481,083 ÷ 480,605 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($402,352 ÷ 401,964 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($7,857,568 ÷ 7,853,453 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2012

Investment Income
Interest		$ 14,056
Income from Fidelity Central Funds		521
Total income		14,577

Expenses
Management fee	$ 20,596
Transfer agent fees	16,473
Distribution and service plan fees	3,211
Accounting fees and expenses	681
Custodian fees and expenses	109
Independent trustees' compensation	30
Registration fees	625
Audit	50
Legal	24
Miscellaneous	52
Total expenses before reductions	41,851
Expense reductions	(28,099)	13,752
Net investment income (loss)		825
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		585
Net increase in net assets resulting from operations		$ 1,410

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 825	$ 747
Net realized gain (loss)	585	63
Net increase in net assets resulting from operations	1,410	810
Distributions to shareholders from net investment income	(826)	(747)
Share transactions - net increase (decrease)	784,249	1,070,916
Total increase (decrease) in net assets	784,833	1,070,979

Net Assets
Beginning of period	7,956,170	6,885,191
End of period	$ 8,741,003	$ 7,956,170

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	.001	.019
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	.001	.019
Distributions from net investment income	- D	- D	- D	(.001)	(.019)
Distributions from net realized gain	-	-	-	-	- D
Total distributions	- D	- D	- D	(.001)	(.019)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.06%	1.87%
Ratios to Average Net Assets B, C
Expenses before reductions	.72%	.72%	.72%	.76%	.73%
Expenses net of fee waivers, if any	.17%	.21%	.28%	.60%	.70%
Expenses net of all reductions	.17%	.21%	.28%	.59%	.61%
Net investment income (loss)	.01%	.01%	.01%	.05%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$ 481	$ 525	$ 508	$ 597	$ 922

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.016
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	- D	.016
Distributions from net investment income	- D	- D	- D	- D	(.016)
Distributions from net realized gain	-	-	-	-	- D
Total distributions	- D	- D	- D	- D	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.02%	1.62%
Ratios to Average Net Assets B, C
Expenses before reductions	.97%	.97%	.97%	1.01%	.98%
Expenses net of fee waivers, if any	.17%	.22%	.28%	.63%	.95%
Expenses net of all reductions	.17%	.22%	.28%	.63%	.86%
Net investment income (loss)	.01%	.01%	.01%	.02%	1.56%
Supplemental Data
Net assets, end of period (in millions)	$ 402	$ 399	$ 371	$ 452	$ 660

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	.002	.021
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	.002	.021
Distributions from net investment income	- D	- D	- D	(.002)	(.021)
Distributions from net realized gain	-	-	-	-	- D
Total distributions	- D	- D	- D	(.002)	(.021)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.18%	2.13%
Ratios to Average Net Assets B, C
Expenses before reductions	.47%	.47%	.47%	.51%	.48%
Expenses net of fee waivers, if any	.17%	.21%	.28%	.47%	.45%
Expenses net of all reductions	.17%	.21%	.28%	.46%	.36%
Net investment income (loss)	.01%	.01%	.01%	.18%	2.06%
Supplemental Data
Net assets, end of period (in millions)	$ 7,858	$ 7,032	$ 6,006	$ 5,918	$ 6,784

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Tax-Exempt Fund (the Fund) is a fund of Fidelity Newbury Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of October 31,

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 8,708,980

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 51
Undistributed long-term capital gain	$ 144

The tax character of distributions paid was as follows:

	October 31, 2012	October 31, 2011
Tax-exempt Income	$ 826	$ 747

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Daily Money Class	-%	.25%	$ 1,231	$ -
Capital Reserves Class	.25%	.25%	1,980	-
			$ 3,211	$ -

During the period, FMR or its affiliates waived a portion of these fees.

Sales Load. FDC receives the proceeds of deferred sales charges of .25% on certain purchases of the Daily Money Class. For the period, FDC retained no sales load from Daily Money Class.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the Fund's transfer agency and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Tax-Exempt pays Citibank a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, transfer agent fees for each class were as follows:

Daily Money Class	$ 985
Capital Reserves Class	792
Fidelity Tax-Free Money Market Fund	14,696
$ 16,473

During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

Annual Report

5. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Daily Money Class	.70%	$ 95
Capital Reserves Class	.95%	76
Fidelity Tax-Free Money Market Fund	.45%	1,385

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Daily Money Class	$ 2,630
Capital Reserves Class	3,107
Fidelity Tax-Free Money Market Fund	20,803

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2012	2011
From net investment income
Daily Money Class	$ 49	$ 51
Capital Reserves Class	40	36
Fidelity Tax-Free Money Market Fund	737	660
Total	$ 826	$ 747

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended October 31,	2012	2011
Daily Money Class Shares sold	1,276,010	1,710,214
Reinvestment of distributions	46	49
Shares redeemed	(1,319,510)	(1,693,548)
Net increase (decrease)	(43,454)	16,715

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Share Transactions - continued

Years ended October 31,	2012	2011
Capital Reserves Class Shares sold	1,613,134	1,946,190
Reinvestment of distributions	34	36
Shares redeemed	(1,610,092)	(1,918,448)
Net increase (decrease)	3,076	27,778
Fidelity Tax-Free Money Market Fund Shares sold	23,396,718	25,532,133
Reinvestment of distributions	716	652
Shares redeemed	(22,572,807)	(24,506,362)
Net increase (decrease)	824,627	1,026,423

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Newbury Street Trust and the Shareholders of Tax-Exempt Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Exempt Fund (a fund of Fidelity Newbury Street Trust) at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Tax-Exempt Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 12, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 443 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Nancy D. Prior (45)

Year of Election or Appointment: 2012

Vice President of Fidelity's Money Market Funds. Ms. Prior also serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-2009).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2012, $200,329, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2012, 100% of the fund's income dividends was free from federal income tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Tax-Exempt Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Capital Reserves Class of the fund and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Capital Reserves Class show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Tax-Exempt Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one- and three-year periods and the second quartile for the five-year period. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group. The Board noted that this fund had underperformed in the past and discussed with FMR its disappointment with the continued underperformance of the fund. The Board noted that there was a portfolio management change for the fund in December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Annual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 20% means that 80% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Tax-Exempt Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Fidelity Tax-Free Money Market Fund (retail class of Tax-Exempt Fund): The Board noted that the total expense ratio of the class ranked below its competitive median for 2011.

Daily Money Class (0.25% 12b-1 fee class of the fund): The Board noted that the total expense ratio of Daily Money Class of Tax-Exempt Fund ranked below its competitive median for 2011.

Annual Report

Capital Reserves Class (0.50% 12b-1 fee class of the fund): The Board noted that the total expense ratio of Capital Reserves Class of Tax-Exempt Fund ranked below its competitive median for 2011.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TFM-UANN-1212
1.784782.109

Item 2. Code of Ethics

As of the end of the period, October 31, 2012, Fidelity Newbury Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Prime Fund, Tax-Exempt Fund, and Treasury Fund (the "Funds"):

Services Billed by PwC

October 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Prime Fund	$58,000	$-	$2,000	$8,900
Tax-Exempt Fund	$41,000	$-	$2,000	$4,900
Treasury Fund	$44,000	$-	$2,000	$3,700

October 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Prime Fund	$60,000	$-	$2,000	$8,500
Tax-Exempt Fund	$44,000	$-	$2,000	$4,900
Treasury Fund	$45,000	$-	$2,000	$3,100

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	October 31, 2012A	October 31, 2011A
Audit-Related Fees	$3,640,000	$3,835,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2012 A	October 31, 2011 A
PwC	$4,195,000	$5,855,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 26, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 26, 2012